                                                               File No. 2-91214*
                                                                       811-1979

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933**                    /X/
      Pre-Effective Amendment No.                                            / /
      Post-Effective Amendment No. 29                                        /X/



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/
      Amendment No. 31                                                       /X/


                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT B

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
       Ronald L. Benedict, Corporate Vice President, Counsel and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 410 East
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

              immediately upon filing pursuant to paragraph (b)
      ---

       X      on November 1, 2001 pursuant to paragraph (b)
      ---

              60 days after filing pursuant to paragraph (a)(i)
      ---

              on (date) pursuant to paragraph (a)(i) of Rule 485.
      ---

If appropriate, check the following box:


      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Files No. 2-36591, 2-73471, 2-68456 and 2-78653.

** Certain contracts filed pursuant to Files No. 2-73471 and 2-68456 contain a Guarantee of the Depositor. The value of the contracts to which the Guarantee relates is undeterminable. Pursuant to Rule 456(m) under the 1933 Act, no separate fee is being paid for the Guarantee.



                        OHIO NATIONAL VARIABLE ACCOUNT B


N-4 Item                   Caption in Prospectus
--------                   ---------------------

   1                       Cover Page

   2                       Glossary of Special Terms

   3                       Not applicable

   4                       Accumulation Unit Values

   5                       The Ohio National Companies

   6                       Deductions and Expenses

   7                       Description of Variable Annuity Contracts

   8                       Annuity Period

   9                       Death Benefit

   10                      Accumulation Period

   11                      Surrender and Partial Withdrawal

   12                      Federal Tax Status

   13                      Not applicable

   14                      Table of Contents

                           Caption in Statement of Additional Information
                           ----------------------------------------------

   15                      Cover Page

   16                      Table of Contents

   17                      Not applicable

   18                      Custodian
                           Independent Certified Public Accountants

   19                      See Prospectus (Distribution of Variable Annuity
                           Contracts)

   20                      Underwriter

   21                      Calculation of Money Market Subaccount Yield

                           Total Return

   22                      See Prospectus (Annuity Period)

   23                      Financial Statements

                           Caption in Part C
                           -----------------

   24                      Financial Statements and Exhibits

   25                      Directors and Officers of the Depositor

   26 Persons Controlled by or Under Common Control with the Depositor or Registrant

   27                      Number of Contractowners

   28                      Indemnification

   29                      Principal Underwriter

   30                      Location of Accounts and Records

   31                      Not applicable

   32                      Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                    OHIO NATIONAL VARIABLE ACCOUNTS A AND B
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified plans.

The minimum purchase payment is $25. You may make additional payments at any time. We may limit your total purchase payments to $1,500,000.


You may direct the allocation of your purchase payments to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account A ("VAA") for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company. The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PBHG Insurance Series Fund, Inc., Strong Variable Insurance Funds, Inc. and Variable Insurance Products Fund (Fidelity). See page 3 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.


You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge equal to 7 3/4% of your total purchase payments made during the 96 months immediately preceding the withdrawal, or 7 3/4% of the amount withdrawn, if less. After the first year, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA, VAB AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA AND VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2001. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                NOVEMBER 1, 2001





Form V-4820

                               TABLE OF CONTENTS


Available Funds..........................      3
Fee Table................................      4
Accumulation Unit Values.................      9
  Financial Statements...................     13
Ohio National............................     13
  Ohio National Life.....................     13
  Ohio National Variable Accounts A and
     B...................................     14
  The Funds..............................     14
  Mixed and Shared Funding...............     14
  Voting Rights..........................     15
Distribution of Variable Annuity
  Contracts..............................     15
Deductions and Expenses..................     15
  Surrender Charge.......................     15
  Contract Administration Charge.........     16
  Deduction for Administrative
     Expenses............................     16
  Deduction for Risk Undertakings........     16
  Transfer Fee...........................     16
  Deduction for State Premium Tax........     16
  Fund Expenses..........................     17
Description of Variable Annuity
  Contracts..............................     17
  Free Look..............................     17
Accumulation Period......................     17
  Purchase Payments......................     17
  When We May Terminate Your Contract....     17
  Accumulation Units.....................     17
  Crediting Accumulation Units...........     17
  Allocation of Purchase Payments........     18
  Accumulation Unit Value and Contract
     Value...............................     18
  Net Investment Factor..................     18
  Surrender and Withdrawal...............     18
  Transfers among Subaccounts............     19
  Scheduled Transfers (Dollar Cost
     Averaging)..........................     19
  Electronic Access......................     20
  Death Benefit..........................     20
  Guaranteed Account.....................     20
  Ohio National Life Employee Discount...     21
  Texas State Optional Retirement
     Program.............................     21
Annuity Period...........................     21
  Annuity Payout Date....................     21
  Annuity Options........................     21
  Determination of Amount of the First
     Variable Annuity Payment............     22
  Annuity Units and Variable Payments....     22
  Transfers during Annuity Payout........     23
Other Contract Provisions................     23
  Assignment.............................     23
  Reports and Confirmations..............     23
  Substitution for Fund Shares...........     23
  Contract Owner Inquiries...............     24
  Performance Data.......................     24
Federal Tax Status.......................     24
  Tax-Deferred Annuities.................     25
  Qualified Pension or Profit-Sharing
     Plans...............................     26
  Individual Retirement Annuities
     (IRA)...............................     26
  Simplified Employee Pension Plans
     (SEPPs).............................     27
  Withholding on Distribution............     27
Prior Contracts..........................     28
  Annual Payment Variable Annuity........     28
  Variable Interest Annuity..............     28
  Flexible Payment Combination Annuity...     28
  Multiple Funded Combination Annuity....     29
  Investar Vision/Top Spectrum Flexible
     Payment Variable Annuity............     29
Accumulation Unit Values for Prior
  Contracts..............................     29
IRA Disclosure Statement.................     37
  Free Look Period.......................     37
  Eligibility Requirements...............     37
  Contributions and Deductions...........     37
  IRA for Non-working Spouse.............     38
  Rollover Contribution..................     38
  Premature Distributions................     39
  Distribution at Retirement.............     39
  Inadequate Distributions -- 50% Tax....     39
  Death Benefits.........................     39
  Roth IRAs..............................     39
  Prototype Status.......................     40
  Reporting to the IRS...................     40
Illustration of IRA Fixed
  Accumulations..........................     41
Statement of Additional Information
  Contents...............................     42



Form V-4820

                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

                                               ADVISER (SUBADVISER)
                                               (Legg Mason Funds Management)
OHIO NATIONAL FUND, INC.                       Ohio National Investments, Inc.
Equity Portfolio                               Ohio National Investments, Inc.
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 (Federated Global Investment Management
Omni Portfolio (an asset allocation fund)      Corp.)
International Portfolio                        (Federated Global Investment Management
International Small Company Portfolio          Corp.)
Capital Appreciation Portfolio                 (Jennison Associates LLC)
Small Cap Portfolio                            (Founders Asset Management LLC)
Aggressive Growth Portfolio                    (Janus Capital Corporation)
Core Growth Portfolio                          (Pilgrim Baxter & Associates, Ltd.)
Growth & Income Portfolio                      (RS Investment Management Co. LLC)
Capital Growth Portfolio                       (RS Investment Management Co. LLC)
S&P 500 Index Portfolio                        Ohio National Investments, Inc.
Social Awareness Portfolio                     Ohio National Investments, Inc.
High Income Bond Portfolio                     (Federated Investment Counseling)
Equity Income Portfolio                        (Federated Investment Counseling)
Blue Chip Portfolio                            (Federated Investment Counseling)
Nasdaq-100 Index Portfolio                     Ohio National Investments, Inc.


THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios               (First Trust Advisors L.P.)
The Dow(SM) Target 5 Portfolios                (First Trust Advisors L.P.)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund           Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund            Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund              Goldman Sachs Asset Management
JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                               Janus Capital Corporation
Worldwide Growth Portfolio                     Janus Capital Corporation
Balanced Portfolio                             Janus Capital Corporation
J.P. MORGAN SERIES TRUST II
J.P. Morgan Mid Cap Value Portfolio            Robert Fleming, Inc.
J.P. Morgan Small Company Portfolio            J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                            Lazard Asset Management
Emerging Markets Portfolio                     Lazard Asset Management
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
MFS Investors Growth Stock Series              Massachusetts Financial Services Company
MFS Mid Cap Growth Series                      Massachusetts Financial Services Company
MFS New Discovery Series                       Massachusetts Financial Services Company
MFS Total Return Series                        Massachusetts Financial Services Company
PBHG INSURANCE SERIES FUND
PBHG Technology & Communications
  Portfolio                                    Pilgrim Baxter & Associates, Ltd.
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                  Strong Capital Management, Inc.
Strong Opportunity Fund II
  (a mid cap/small cap fund)                   Strong Capital Management, Inc.
VARIABLE INSURANCE PRODUCTS FUND SERVICE
  CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio (a value
  fund)                                        Fidelity Management & Research Company
VIP Mid Cap Portfolio                          Fidelity Management & Research Company
VIP Growth Portfolio                           Fidelity Management & Research Company



Form V-4820

                                   FEE TABLE

CONTRACTOWNER TRANSACTION EXPENSES
----------------------------------
Deferred Sales Load (this "surrender charge"
is a percentage of lesser of payments made in
the prior 8 yrs., or amount surrendered)        7.75%
(Thereafter)                                       0%
Exchange (transfer) Fee                           $3   (currently no charge for the first 4 transfers per year)
Annual Contract Fee                              $30
VAA AND VAB ANNUAL EXPENSES (as a percentage of average variable account value)
Mortality and Expense Risk Fees***              0.85%
Administrative Expenses                         0.25%
                                               -----
Total VAA and VAB Annual Expenses               1.10%

*** The Mortality and Expense risk fees may be changed at any time, but may not be increased to more than 1.55%. We agree that the fees will not be increased on any contract issued pursuant to this prospectus. See Deduction for Risk Undertakings.

Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. For further details, see Deduction for State Premium Tax.

FUND ANNUAL EXPENSES (as a percentage of the Fund's average net assets)


                                                                              TOTAL FUND
                                                                               EXPENSES
                                                                               WITHOUT        TOTAL       TOTAL FUND
                                                                               WAIVERS       WAIVERS       EXPENSES
                                       MANAGEMENT   DISTRIBUTION    OTHER         OR           AND       WITH WAIVERS
                                          FEES      (12b-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                       ----------   ------------   --------   ----------   -----------   -------------
OHIO NATIONAL FUND, INC.:
  Money Market*                          0.30%         0.00%         0.13%      0.43%         0.05%          0.38%
  Equity                                 0.80%         0.00%         0.11%      0.91%         0.00%          0.91%
  Bond                                   0.60%         0.00%         0.17%      0.77%         0.00%          0.77%
  Omni                                   0.55%         0.00%         0.12%      0.67%         0.00%          0.67%
  S&P 500 Index                          0.37%         0.00%         0.13%      0.50%         0.00%          0.50%
  International*                         0.91%         0.00%         0.29%      1.20%         0.06%          1.14%
  International Small Company            1.00%         0.00%         0.63%      1.63%         0.00%          1.63%
  Capital Appreciation                   0.80%         0.00%         0.16%      0.96%         0.00%          0.96%
  Small Cap                              0.80%         0.00%         0.12%      0.92%         0.00%          0.92%
  Aggressive Growth                      0.80%         0.00%         0.18%      0.98%         0.00%          0.98%
  Core Growth                            0.95%         0.00%         0.14%      1.09%         0.00%          1.09%
  Growth & Income                        0.85%         0.00%         0.13%      0.98%         0.00%          0.98%
  Capital Growth                         0.90%         0.00%         0.13%      1.03%         0.00%          1.03%
  Social Awareness                       0.60%         0.00%         0.50%      1.10%         0.00%          1.10%
  High Income Bond                       0.75%         0.00%         0.35%      1.10%         0.00%          1.10%
  Equity Income                          0.75%         0.00%         0.33%      1.08%         0.00%          1.08%
  Blue Chip                              0.90%         0.00%         0.35%      1.25%         0.00%          1.25%
  Nasdaq-100 Index                       0.75%         0.00%         0.37%      1.12%         0.00%          1.12%
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                         0.60%         0.00%         1.02%      1.62%         0.21%          1.41%
  Dow Target 5*                          0.60%         0.00%         1.73%      2.33%         1.27%          1.06%
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*       0.75%          0.00         0.47%      1.22%         0.22%          1.00%
  Goldman Sachs CORE U.S. Equity         0.70%          0.00         0.17%      0.87%        -0.03%          0.90%
  Goldman Sachs Capital Growth*          0.75%          0.00         1.09%      1.84%         0.84%          1.00%



Form V-4820

                                                                              TOTAL FUND
                                                                               EXPENSES
                                                                               WITHOUT        TOTAL       TOTAL FUND
                                                                               WAIVERS       WAIVERS       EXPENSES
                                       MANAGEMENT   DISTRIBUTION    OTHER         OR           AND       WITH WAIVERS
                                          FEES      (12b-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                       ----------   ------------   --------   ----------   -----------   -------------
JANUS ASPEN SERIES (SERVICE
  SHARES):
  Growth                                 0.65%         0.25%         0.02%      0.92%         0.00%          0.92%
  Worldwide Growth                       0.65%         0.25%         0.05%      0.95%         0.00%          0.95%
  Balanced                               0.65%         0.25%         0.02%      0.92%         0.00%          0.92%
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*             0.70%         0.00%         0.92%      1.62%         0.62%          1.00%
  J.P. Morgan Small Company*             0.60%         0.00%         0.72%      1.32%         0.17%          1.15%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                             0.75%         0.25%         1.76%      2.76%         1.51%          1.25%
  Emerging Markets*                      1.00%         0.25%         2.90%      4.15%         2.55%          1.60%
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock*            0.75%         0.20%         0.17%      1.12%         0.01%          1.11%
  MFS Mid Cap Growth*                    0.75%         0.20%         1.46%      2.41%         1.30%          1.11%
  MFS New Discovery*                     0.90%         0.20%         0.19%      1.29%         0.03%          1.26%
  MFS Total Return                       0.75%         0.20%         0.15%      1.10%         0.00%          1.10%
PBHG INSURANCE SERIES FUND:
  PBHG Technology & Communications       0.85%         0.00%         0.19%      1.04%         0.00%          1.04%
STRONG VARIABLE INSURANCE FUNDS,
  INC.:
  Strong Mid Cap Growth II*              1.00%         0.00%         0.16%      1.16%         0.01%          1.15%
  Strong Opportunity II*                 1.00%         0.00%         0.18%      1.18%         0.08%          1.10%
VARIABLE INSURANCE PRODUCTS FUND
  (FIDELITY):
  VIP Contrafund                         0.57%         0.25%         0.10%      0.92%         0.00%          0.92%
  VIP Mid Cap                            0.57%         0.25%         0.17%      0.99%         0.00%          0.99%
  VIP Growth                             0.57%         0.25%         0.09%      0.91%         0.00%          0.91%


* The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses.


EXAMPLE -- Assuming that any expense waivers or reimbursements continue for the periods shown, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:



                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                              $ 93   $124    $163    $187
  Equity                                                       99    140     190     243
  Bond                                                         97    136     183     229
  Omni                                                         96    133     178     218
  S&P 500 Index                                                95    128     169     200
  International*                                              101    147     203     267
  International Small Company                                 106    160     225     315
  Capital Appreciation                                         99    141     193     248
  Small Cap                                                    99    140     191     224
  Aggressive Growth                                           100    142     194     250
  Core Growth                                                 101    145     200     262
  Social Awareness                                            100    142     194     250



Form V-4820

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
  Growth & Income                                            $100   $143    $196    $255
  Capital Growth                                              101    145     200     263
  High Income Bond                                            101    145     200     263
  Equity Income                                               101    145     199     261
  Blue Chip                                                   102    149     207     278
  Nasdaq-100 Index                                            101    146     201     265
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                              104    154     215     293
  Dow Target 5*                                               100    144     198     258
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                            100    142     195     252
  Goldman Sachs CORE U.S. Equity                               99    139     190     242
  Goldman Sachs Capital Growth*                               100    142     195     252
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                       99    140     191     244
  Worldwide Growth                                             99    141     192     247
  Balanced                                                     99    140     191     244
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                  100    142     195     253
  J.P. Morgan Small Company*                                  101    147     203     268
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                  102    149     207     278
  Emerging Markets*                                           106    159     224     312
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock*                                 101    146     201     264
  MFS Mid Cap Growth*                                         101    146     201     264
  MFS New Discovery*                                          102    150     208     279
  MFS Total Return                                            101    145     200     263
PBHG INSURANCE SERIES FUND:
  PBHG Technology & Communications                            100    143     197     256
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                   101    147     203     268
  Strong Opportunity II*                                      101    145     200     263
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                               99    140     191     244
  VIP Mid Cap                                                 100    142     194     251
  VIP Growth                                                   99    140     190     243



EXAMPLE -- If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:



                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                              $16     $50    $ 86    $187
  Equity                                                      21      66     113     243
  Bond                                                        20      62     106     229
  Omni                                                        19      58     101     218
  S&P 500 Index                                               17      53      92     200
  International*                                              24      73     125     267
  International Small Company                                 29      87     149     315



Form V-4820

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
  Capital Appreciation                                       $22     $67    $ 91    $248
  Small Cap                                                   21      66     113     244
  Aggressive Growth                                           22      68     116     250
  Core Growth                                                 23      71     122     262
  Social Awareness                                            22      68     116     250
  Growth & Income                                             23      69     119     255
  Capital Growth                                              23      72     123     263
  High Income Bond                                            23      72     123     263
  Equity Income                                               23      71     122     261
  Blue Chip                                                   25      76     130     278
  Nasdaq-100 Index                                            23      72     124     265
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                              26      81     138     293
  Dow Target 5*                                               23      70     120     258
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                            22      69     117     252
  Goldman Sachs CORE U.S. Equity                              21      65     112     242
  Goldman Sachs Capital Growth*                               22      69     117     252
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                      21      66     113     244
  Worldwide Growth                                            22      67     115     247
  Balanced                                                    21      66     113     244
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                  22      69     118     253
  J.P. Morgan Small Company*                                  24      73     125     268
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                  25      76     130     278
  Emerging Markets*                                           28      87     147     312
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock*                                 23      72     123     264
  MFS Mid Cap Growth*                                         23      72     123     264
  MFS New Discovery*                                          25      77     131     279
  MFS Total Return                                            23      72     123     263
PBHG INSURANCE SERIES FUND:
  PBHG Technology & Communications                            23      70     119     256
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                   24      73     125     268
  Strong Opportunity II*                                      23      72     123     263
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                              21      66     113     244
  VIP Mid Cap                                                 22      68     117     251
  VIP Growth                                                  21      66     113     243



EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:



Form V-4820

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market                                               $ 94   $126    $166    $192
  International                                               102    148     205     273
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                               106    160     224     314
  Dow Target 5                                                113    180     257     379
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                             102    149     206     275
  Goldman Sachs Capital Growth                                108    166     235     335
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                   106    160     225     314
  J.P. Morgan Small Company                                   103    152     211     285
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                   117    192     275     416
  Emerging Markets                                            131    229     334     525
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                  101    146     201     264
  MFS Mid Cap Growth                                          114    182     260     387
  MFS New Discovery                                           103    151     209     282
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                    101    147     203     269
  Strong Opportunity II                                       102    147     204     271



EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:



                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market                                               $16    $ 51    $ 88    $192
  International                                               24      75     128     273
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                               28      87     148     314
  Dow Target 5                                                35     108     183     379
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                             24      75     129     275
  Goldman Sachs Capital Growth                                31      94     159     335
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                   28      87     149     314
  J.P. Morgan Small Company                                   25      78     134     285
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                   40     120     203     416
  Emerging Markets                                            53     159     265     525
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                  23      72     124     265
  MFS Mid Cap Growth                                          36     110     187     387
  MFS New Discovery                                           25      77     132     282



Form V-4820

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                   $24    $ 73    $126    $269
  Strong Opportunity II                                       24      74     127     271

The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.

                            ACCUMULATION UNIT VALUES


The International fund began on April 30, 1993. The Capital Appreciation and Small Cap funds began on March 31, 1995. The International Small Company and Aggressive Growth funds began on October 2, 1995. The Core Growth, Growth & Income, S&P 500 Index and Social Awareness funds began on January 3, 1997. The Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip funds, the Dow Target Variable funds, the Goldman Sachs funds, the Janus Aspen (Institutional Shares) funds, the Lazard Retirement funds and the Strong funds were made available in these contracts on November 1, 1999. The Nasdaq-100 Index, Janus Aspen (Service Shares), PBHG Technology & Communications and Variable Insurance Products funds were added on May 1, 2000. The Janus Aspen (Institutional Shares) funds are not available in contracts issued after April 30, 2000. The Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) is not available in contracts issued on and after May 1, 2001. The J.P. Morgan Series Trust II and MFS Variable Insurance Trust funds were added November 1, 2001. Values for series of contracts that we no longer issue are listed on pages 30 to 38.


OHIO NATIONAL FUND, INC.:

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                       -----------   -----------------   -------------   ---------------
VAA Equity                                1991            $21.13            $25.12            802,548
                                          1992             25.12             26.72          1,048,285
                                          1993             26.72             30.15          1,181,609
                                          1994             30.15             29.90          1,288,052
                                          1995             29.90             37.62          1,394,001
                                          1996             37.62             44.03          1,505,499
                                          1997             44.03             51.47          1,554,930
                                          1998             51.47             53.82          1,469,467
                                          1999             53.82             63.81          1,219,724
                                          2000             63.81             58.92          1,047,847
VAB Equity                                1991             21.64             25.72            312,047
                                          1992             25.72             27.36            388,812
                                          1993             27.36             30.88            499,176
                                          1994             30.88             30.62            561,394
                                          1995             30.62             38.52            622,321
                                          1996             38.52             45.09            680,118
                                          1997             45.09             52.70            695,574
                                          1998             52.70             55.14            670,584
                                          1999             55.14             65.34            566,619
                                          2000             65.34             60.34            485,303


Form V-4820

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                       -----------   -----------------   -------------   ---------------
VAA Money Market                          1991            $14.53            $15.17             58,620
                                          1992             15.17             15.48             42,940
                                          1993             15.48             15.73             50,340
                                          1994             15.73             16.18             69,638
                                          1995             16.18             16.90            130,218
                                          1996             16.90             17.58            175,232
                                          1997             17.58             18.33            122,725
                                          1998             18.33             19.10            133,824
                                          1999             19.10             19.85            241,774
                                          2000             19.85             20.88            144,673
VAB Money Market                          1991             14.65             15.30             38,997
                                          1992             15.30             15.61             15,107
                                          1993             15.61             15.87             10,933
                                          1994             15.87             16.32             43,614
                                          1995             16.32             17.05             43,415
                                          1996             17.05             17.73             83,494
                                          1997             17.73             18.48             80,528
                                          1998             18.48             19.27             54,060
                                          1999             19.27             20.02            129,935
                                          2000             20.02             21.05             54,882
VAA Bond                                  1991             16.82             18.79             53,151
                                          1992             18.79             19.99             83,991
                                          1993             19.99             21.89            118,872
                                          1994             21.89             20.82            118,724
                                          1995             20.82             24.48            130,720
                                          1996             24.48             25.11            139,016
                                          1997             25.11             27.14            128,523
                                          1998             27.14             28.25            136,752
                                          1999             28.25             28.10            115,712
                                          2000             28.10             29.43             91,351
VAB Bond                                  1991             15.56             17.39             27,244
                                          1992             17.39             18.50             39,037
                                          1993             18.50             20.25             79,658
                                          1994             20.25             19.26             84,726
                                          1995             19.26             22.65             94,683
                                          1996             22.65             23.24            100,642
                                          1997             23.24             25.12            103,698
                                          1998             25.12             26.14            122,870
                                          1999             26.14             26.01             96,317
                                          2000             26.01             27.23             74,174
VAA Omni                                  1991             17.52             20.48            689,306
                                          1992             20.48             22.00            853,840
                                          1993             22.00             24.56          1,156,731
                                          1994             24.56             24.16          1,248,250
                                          1995             24.16             29.34          1,272,672
                                          1996             29.34             33.53          1,384,658
                                          1997             33.53             39.18          1,431,184
                                          1998             39.18             40.51          1,380,277
                                          1999             40.51             44.62          1,081,115
                                          2000             44.62             37.58            866,823


Form V-4820

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                       -----------   -----------------   -------------   ---------------
VAB Omni                                  1991            $17.43            $20.37            314,428
                                          1992             20.37             21.88            396,691
                                          1993             21.88             24.42            607,420
                                          1994             24.42             24.03            658,067
                                          1995             24.03             29.18            646,847
                                          1996             29.18             33.35            703,470
                                          1997             33.35             38.97            744,774
                                          1998             38.97             40.29            724,292
                                          1999             40.29             44.38            576,927
                                          2000             44.38             37.38            461,399

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
S&P 500 Index                             1997            $10.00            $13.03          152,864       103,761
                                          1998             13.03             16.76          684,474       342,016
                                          1999             16.76             20.82        1,516,466       626,757
                                          2000             20.82             18.61        1,352,791       572,518
International                             1993             10.00             12.40          387,372       269,335
                                          1994             12.40             13.26        1,626,139       909,768
                                          1995             13.26             14.70        1,803,630       909,290
                                          1996             14.70             16.65        2,157,623     1,186,643
                                          1997             16.65             16.82        2,305,256     1,230,232
                                          1998             16.82             17.28        1,878,181     1,021,072
                                          1999             17.28             28.61        1,299,713       755,373
                                          2000             28.61             22.02        1,190,355       680,017
International Small Company               1995             10.00             10.13            3,870        10,852
                                          1996             10.13             11.23           68,964        60,596
                                          1997             11.23             12.40          115,590       106,262
                                          1998             12.40             12.70          113,662       111,352
                                          1999             12.70             26.19          157,347       119,756
                                          2000             26.19             18.06          174,381       124,693
Capital Appreciation                      1995             10.00             11.37          126,633       130,970
                                          1996             11.37             13.02          379,717       312,799
                                          1997             13.02             14.83          550,059       372,993
                                          1998             14.83             15.54          606,078       366,130
                                          1999             15.54             16.36          536,419       332,204
                                          2000             16.36             21.28          438,550       310,191
Small Cap                                 1995             10.00             12.20          154,063        15,532
                                          1996             12.20             14.21          454,045       147,557
                                          1997             14.21             15.24          649,957       212,467
                                          1998             15.24             16.67          665,332       236,231
                                          1999             16.67             34.04          776,055       286,164
                                          2000             34.04             29.89          755,719       286,083
Aggressive Growth                         1995             10.00             10.50            9,491         9,448
                                          1996             10.50             10.46          107,442        68,715
                                          1997             10.46             11.65          178,651       109,334
                                          1998             11.65             12.42          200,721       104,679
                                          1999             12.42             13.00          191,692        87,207
                                          2000             13.00              9.34          241,489       101,866
Core Growth                               1997             10.00              9.59          146,611        89,830
                                          1998              9.59             10.32          138,652        97,692
                                          1999             10.32             20.92          202,849       139,073
                                          2000             20.92             17.20          251,363       177,009


Form V-4820

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
Growth & Income                           1997            $10.00            $13.51          146,772       144,903
                                          1998             13.51             14.31          467,063       270,510
                                          1999             14.31             22.96          756,197       376,028
                                          2000             22.96             20.83          737,706       356,052
Social Awareness                          1997             10.00             12.43           22,600        25,632
                                          1998             12.43              9.54           49,169        35,228
                                          1999              9.54             11.10           25,584        15,892
                                          2000             11.10              9.58           21,518        12,368
Capital Growth                            1999             10.00             14.20           14,665        10,147
                                          2000             14.20             10.39          190,727        82,911
High Income Bond                          1999             10.00             10.29            1,173         1,233
                                          2000             10.29              9.45            2,313           473
Equity Income                             1999             10.00             10.91            1,550           287
                                          2000             10.91              9.45            9,063         1,375
Blue Chip                                 2000             10.00             10.36           10,270        19,912
Nasdaq-100 Index                          2000             10.00              6.05           47,476        17,683
DOW TARGET VARIABLE FUND LLC:
Dow Target 10, January                    2000             10.00             10.24              219             0
Dow Target 10, February                   2000             10.00             11.21            1,302             0
Dow Target 10, March                      2000             10.00             12.26              214             0
Dow Target 10, May                        2000             10.00             11.54                8             0
Dow Target 10, July                       2000             10.00             11.64                3             0
Dow Target 10, August                     2000             10.00             11.04               62             0
Dow Target 10, September                  2000                00             10.53                2             0
Dow Target 10, October                    2000             10.00             11.64               56             0
Dow Target 10, November                   1999             10.00             10.09            2,102             1
                                          2000             10.09              9.44            2,104             0
Dow Target 10, December                   1999             10.00             10.01                7             0
                                          2000             10.01              9.86               62             0
Dow Target 5, January                     2000             10.00             11.19               11           997
Dow Target 5, February                    2000             10.00             12.07                0           107
Dow Target 5, April                       2000             10.00             12.35                0            27
Dow Target 5, May                         2000             10.00             12.80                0           103
Dow Target 5, June                        2000             10.00             11.66                0             5
Dow Target 5, July                        2000             10.00             11.76                0             5
Dow Target 5, August                      2000             10.00             11.79               58           103
Dow Target 5, September                   2000             10.00             11.62                0             5
Dow Target 5, October                     2000             10.00             12.44                7             5
Dow Target 5, November                    1999             10.00              9.96               60            70
                                          2000              9.96              8.54              112           194
Dow Target 5, December                    1999             10.00             10.01              532             0
                                          2000             10.01             10.60                5             5


Form V-4820

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income                           1999            $10.00            $10.50            2,420         1,685
                                          2000             10.50              9.90           18,028         7,957
CORE U.S. Equity                          1999             10.00             10.92            6,751         6,222
                                          2000             10.92              9.77           15,496         7,309
Capital Growth                            1999             10.00             11.18            7,407             0
                                          2000             11.18             10.18           17,879         4,319
JANUS ASPEN SERIES INSTITUTIONAL SHARES:
Growth                                    1999             10.00             11.66          140,899        70,201
                                          2000             11.66              9.85          419,996       215,149
Worldwide Growth                          1999             10.00             13.23           84,104        30,873
                                          2000             13.23             11.03          329,043       185,163
Balanced                                  1999             10.00             11.03           60,253        47,022
                                          2000             11.03             10.66          270,044       134,438
JANUS ASPEN SERIES SERVICE SHARES:
Growth                                    2000             10.00              8.09           46,806        24,536
Worldwide Growth                          2000             10.00              8.00           55,698        13,512
Balanced                                  2000             10.00              9.74           15,548         4,258
LAZARD RETIREMENT SERIES, INC.:
Small Cap                                 1999             10.00             10.54              875           698
                                          2000             10.54             12.62            7,263        11,265
Emerging Markets                          1999             10.00             12.51            7,037           186
                                          2000             12.51              8.90           11,322         3,737
PBHG INSURANCE SERIES FUND:
Technology & Communications               2000             10.00              5.34           87,810        60,363
STRONG VARIABLE INSURANCE FUNDS, INC.:
Strong Mid Cap Growth II                  1999             10.00             12.92           15,604         6,551
                                          2000             12.92             10.88          136,549        72,369
Strong Opportunity II                     1999             10.00             11.16            1,268           493
                                          2000             11.16             11.77           28,808         7,605
Strong Multi Cap Value II                 1999             10.00             10.28              372           559
                                          2000             10.28             10.97           27,544        14,971
VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
VIP Contrafund                            2000             10.00              9.24            3,208         8,703
VIP Mid Cap                               2000             10.00             11.17           32,053        21,875
VIP Growth                                2000             10.00              8.47           15,086        23,135


FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB, and of Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statements of Additional Information for VAA and VAB.

                                 OHIO NATIONAL

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.)


Form V-4820
with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets in excess of $7.8 billion and equity in excess of $700 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNTS A AND B

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA or VAB. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different


Form V-4820
types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's and/or VAB's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 6.75% of purchase payments during the first contract year and 5.5% of purchase payments made after the contract has been in effect for more than a year. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge equals the lesser of:

- 7 3/4% of the total purchase payments made during the 96 months immediately preceding the surrender or partial withdrawal, or

- 7 3/4% of the amount being surrendered or withdrawn.


Form V-4820

On or after the first contract anniversary, you may withdraw not more than 10% of the contract value (as of the date the partial withdrawal is requested) once each contract year without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. The surrender charge does not apply to surrenders or withdrawals from contracts issued in connection with our executive officers' and directors' voluntary deferred compensation plan. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the initial purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.


CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. We guarantee not to increase the contract administration charge. The charge is not made after annuity payments begin.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant's death before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.85% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.35% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

TRANSFER FEE

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are 1.0% in Puerto Rico, West


Form V-4820

Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% the District of Columbia, 2.35% in California and 3.0% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS


Your purchase payments must be at least $25. You may make payments at any time. We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.


WHEN WE MAY TERMINATE YOUR CONTRACT

We may terminate a contract on any anniversary when its value is less than the lesser of (a) $1,000 or (b) $250 times the number of years the contract has been in force. This could have adverse tax consequences to you. (See Federal Tax Status.) We will not terminate an individual retirement annuity (IRA) if you made a purchase payment during the preceding two years. We will not terminate an annuity funding a Section 403(b) salary reduction agreement.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make each purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant between purchase payments, but their dollar value varies depending upon the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your first purchase payment will be credited within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.


Form V-4820

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAA and VAB at $10 when we allocated the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.


SURRENDER AND WITHDRAWAL



Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below), you may surrender (totally withdraw the value of) your contract or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn. For example, if a withdrawal of $1,000 is requested, we would pay you $1,000, but the total amount deducted from the accumulation value would be $1,084 (i.e., $1,084 x 7 3/4% = $84). Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charge. In the case of a surrender, we subtract the contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.



If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing that portion which relates to such payments until the check for the purchase payment has cleared. We require the return of the contract in the case of a surrender.



Form V-4820

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS


You may transfer contract values from one Fund to another. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire contract value in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.


We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.


SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)


We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other Funds or to the Guaranteed Account. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer contract values from variable Funds to the Guaranteed Account in anticipation of retirement, reducing the risk of making a single transfer during a low market.


Form V-4820

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8 or by accessing our web site at any time at www.Ohionational.com. You may only make one electronic or telephone (collectively, "electronic") transfer per day. We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the end of the valuation period in which we receive written notice of death. The amount of death benefit is the contract value or, if greater, the total purchase payments made less any partial withdrawals.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3.25% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3.25%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus


- any withdrawals, loans and transfers from the guaranteed values, minus


- any surrender charge on partial withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.


Form V-4820

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM


Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a surrender or withdrawal until the first of these events occurs.


                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that (except for option 1(e), below) we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.


Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and withdrawals from Option 1(e) at any time.


ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant's death).
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.


Form V-4820

Option 1(e):  Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant's death).
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 14) for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.


Form V-4820

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT


After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.


                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you semi-annual statements showing
(a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we will assume they are correct.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.


Form V-4820

CONTRACT OWNER INQUIRIES


Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA and VAB are a part of, and are taxed with, our operations, VAA and VAB are not separately taxed as "regulated investment companies" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural


Form V-4820
person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.


If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.


There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed your exclusion allowance as determined in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you


Form V-4820
receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employees gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. You can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-74 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and later no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Section 408(b) of the Code provides that you may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if you are not an "active participant" in an employer maintained


Form V-4820
qualified retirement plan or you have adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. In the alternative, if you are otherwise qualified for an IRA you may elect to contribute to an IRA for yourself and for your non-working spouse, with the total deduction limited to $4,000.

You may make non-deductible IRA contributions to the extent you are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA. This is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($4,000 in the case of an additional contribution to a spousal IRA).

Generally, distributions (all or part) made prior to age 59 1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount you contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if you do not withdraw that amount before filing your income tax return for the year of contribution or apply that amount as an allowable contribution for a later year. The excise tax continues to apply each year until the excess contribution is corrected. Distributions after age 59 1/2 are treated as ordinary income at the time received. Distributions must begin before April 1 following the year in which you reach age 70 1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

Section 408A of the Code provides for a special type of IRA called a Roth IRA. No tax deduction is allowed for contributions to a Roth IRA, but assets grow on a tax deferred basis. Under certain circumstances, withdrawals from a Roth IRA can be excludable from income. Eligibility for a Roth IRA is based on adjusted gross income and filing status. Special rules apply which allow traditional IRAs to be rolled over or converted to a Roth IRA.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)

Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludable from the employee's income.

Certain employees who participate in a SEPP may elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $10,000 for 1998. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at all times during the preceding year. New salary reduction SEPPs may not be established after 1996.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on


Form V-4820
annuity payments. However, recipients of annuity payments may elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

                                PRIOR CONTRACTS

ANNUAL PAYMENT VARIABLE ANNUITY

Before December 15, 1981, we issued Annual Payment Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

                       DEDUCTION FOR   DEDUCTION FOR     DEATH      TOTAL*
  PORTION OF TOTAL         SALES       ADMINISTRATIVE   BENEFIT    COMBINED
  PURCHASE PAYMENTS       EXPENSE         EXPENSE       PREMIUM   DEDUCTIONS
  -----------------    -------------   --------------   -------   ----------
First $10,000              6.3%             2.2%         0.5%        9.0%
Next $15,000               5.5%             2.0%         0.5%        8.0%
Next $25,000               4.8%             1.7%         0.5%        7.0%
Next $50,000               4.0%             1.5%         0.5%        6.0%
Balance over $100,000      3.3%             1.2%         0.5%        5.0%

*Plus 50(cent) per payment

These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.

These prior contracts provide for annuity payments on a 3 1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.

VARIABLE INTEREST ANNUITY

From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that all contract values are allocated to the Money Market Fund. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.

FLEXIBLE PAYMENT COMBINATION ANNUITY

From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.


Form V-4820

MULTIPLE FUNDED COMBINATION ANNUITY

From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market Fund and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% and the deduction for risk undertakings is 1.3%.

INVESTAR VISION/TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

    YEAR        PERCENT
    ----        -------
 1st and 2nd     7%
     3rd         6%
     4th         5%
     5th         4%
     6th         2%
     7th         1%
8th and later    0%

                  ACCUMULATION UNIT VALUES FOR PRIOR CONTRACTS

                        ANNUAL PAYMENT VARIABLE ANNUITY

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1991            $ 54.21           $ 64.51           51,310
                                 1992              64.51             68.69           45,754
                                 1993              68.69             77.59           43,892
                                 1994              77.59             77.02           40,537
                                 1995              77.02             97.00           36,620
                                 1996              97.00            113.66           35,244
                                 1997             113.66            132.97           29,341
                                 1998             132.97            139.19           26,151
                                 1999             139.19            165.19           22,199
                                 2000             165.19            152.69           19,924
VAB Equity                       1991              57.47             68.38           33,557
                                 1992              68.38             72.81           30,548
                                 1993              72.81             82.25           25,610
                                 1994              82.25             81.64           24,924
                                 1995              81.64            102.82           24,630
                                 1996             102.82            120.48           22,849
                                 1997             120.48            140.95           22,582
                                 1998             140.95            147.55           17,171
                                 1999             147.55            175.11           13,635
                                 2000             175.11            161.85           10,607


Form V-4820

                           VARIABLE INTEREST ANNUITY

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Money Market                 1991            $21.91            $22.83           76,406
                                 1992             22.83             23.25           49,465
                                 1993             23.25             23.58           36,485
                                 1994             23.58             24.21           30,702
                                 1995             24.21             25.24           23,519
                                 1996             25.24             26.20           19,866
                                 1997             26.20             27.25           17,074
                                 1998             27.25             28.35           15,961
                                 1999             28.35             29.39           13,701
                                 2000             29.39             30.86           13,178
VAB Money Market                 1991             21.91             22.83           54,444
                                 1992             22.83             23.25           44,016
                                 1993             23.25             23.58           35,017
                                 1994             23.58             24.21           30,075
                                 1995             24.21             25.24           29,059
                                 1996             25.24             26.20           28,910
                                 1997             26.20             27.25           27,553
                                 1998             27.25             28.35            8,368
                                 1999             28.35             29.39            6,924
                                 2000             29.39             30.86            6,758

                      FLEXIBLE PAYMENT COMBINATION ANNUITY

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1991            $30.68            $36.47           23,107
                                 1992             36.47             38.79           22,601
                                 1993             38.79             43.78           22,887
                                 1994             43.78             43.41           20,039
                                 1995             43.41             54.62           20,564
                                 1996             54.62             63.93           20,212
                                 1997             63.93             74.73           20,567
                                 1998             74.73             78.14           18,686
                                 1999             78.14             92.65           12,092
                                 2000             92.65             85.55            7,817
VAB Equity                       1991             29.55             35.12            3,428
                                 1992             35.12             37.36            1,864
                                 1993             37.36             42.16            1,849
                                 1994             42.16             41.81            1,833
                                 1995             41.81             52.60            1,095
                                 1996             52.60             61.58            1,109
                                 1997             61.58             71.97            1,121
                                 1998             71.97             75.26            1,141
                                 1999             75.26             89.23              768
                                 2000             89.23             82.40              777


Form V-4820

                 MULTIPLE FUNDED COMBINATION ANNUITY ("TOP I")

OHIO NATIONAL FUND, INC.:

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1991            $24.55            $29.19           209,706
                                 1992             29.19             31.05           195,926
                                 1993             31.05             35.04           189,725
                                 1994             35.04             34.74           183,889
                                 1995             34.74             43.71           185,550
                                 1996             43.71             51.17           183,969
                                 1997             51.17             59.81           172,235
                                 1998             59.81             62.54           150,434
                                 1999             62.54             74.15           131,063
                                 2000             74.15             64.47           102,519
VAB Equity                       1991             25.64             30.48            34,831
                                 1992             30.48             32.42            31,442
                                 1993             32.42             36.59            31,997
                                 1994             36.59             36.28            30,805
                                 1995             36.28             45.65            22,160
                                 1996             45.65             53.44            22,720
                                 1997             53.44             62.46            23,678
                                 1998             62.46             65.32            23,801
                                 1999             65.32             77.44            15,771
                                 2000             77.44             71.51            10,553
VAA Money Market                 1991             16.60             17.30            53,715
                                 1992             17.30             17.61            40,163
                                 1993             17.61             17.87            32,193
                                 1994             17.87             18.34            33,908
                                 1995             18.34             19.12            26,823
                                 1996             19.12             19.85            19,326
                                 1997             19.85             20.65            17,640
                                 1998             20.65             21.48            24,712
                                 1999             21.48             22.27            19,340
                                 2000             22.27             23.38            15,579
VAB Money Market                 1991             16.61             17.31            71,106
                                 1992             17.31             17.63            67,360
                                 1993             17.63             17.88            17,645
                                 1994             17.88             18.36            11,948
                                 1995             18.36             19.14             5,896
                                 1996             19.14             19.87             6,004
                                 1997             19.87             20.67             6,102
                                 1998             20.67             21.50             4,311
                                 1999             21.50             22.29             4,423
                                 2000             22.29             23.40             4,191
VAA Bond                         1991             18.60             20.78            38,147
                                 1992             20.78             22.10            40,781
                                 1993             22.10             24.20            33,461
                                 1994             24.20             23.02            32,609
                                 1995             23.02             27.07            30,431
                                 1996             27.07             27.77            26,417
                                 1997             27.77             30.13            19,546
                                 1998             30.13             31.23            18,756
                                 1999             31.23             31.07            18,331
                                 2000             31.07             32.54             8,138


Form V-4820

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAB Bond                         1991            $18.59            $20.76             4,532
                                 1992             20.76             22.09             4,261
                                 1993             22.09             24.18             3,921
                                 1994             24.18             23.00             3,679
                                 1995             23.00             27.05             3,601
                                 1996             27.05             27.75             3,122
                                 1997             27.75             29.99               723
                                 1998             29.99             31.22             2,869
                                 1999             31.22             31.05             2,902
                                 2000             31.05             32.52               712
VAA Omni                         1991             17.57             20.53           136,984
                                 1992             20.53             22.05           138,165
                                 1993             22.05             24.61           151,630
                                 1994             24.61             24.22           140,851
                                 1995             24.22             29.40           134,309
                                 1996             29.40             33.60           133,427
                                 1997             33.60             39.27           127,406
                                 1998             39.27             40.60           124,948
                                 1999             40.60             44.72           105,792
                                 2000             44.72             37.67            76,394
VAB Omni                         1991             17.54             20.50            46,892
                                 1992             20.50             22.02            48,792
                                 1993             22.02             24.58            53,581
                                 1994             24.58             24.18            52,580
                                 1995             24.18             29.36            53,357
                                 1996             29.36             33.56            53,263
                                 1997             33.56             39.22            52,426
                                 1998             39.22             40.55            24,611
                                 1999             40.55             44.66            20,370
                                 2000             44.66             37.61            18,791

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
International                       1993*           $10.00            $12.40          36,879        1,427
                                    1994             12.40             13.26         103,976       13,999
                                    1995             13.26             14.70         112,362       17,006
                                    1996             14.70             16.65         116,301       18,085
                                    1997             16.65             16.82         100,572       15,613
                                    1998             16.82             17.28          78,452       12,488
                                    1999             17.28             28.61          63,487        8,563
                                    2000             28.61             22.02          45,077        7,754
Capital Appreciation                1995*            10.00             11.37           8,261          456
                                    1996             11.37             13.02          11,321          786
                                    1997             13.02             14.83          21,166        1,426
                                    1998             14.83             15.54          23,962        5,710
                                    1999             15.54             16.36          28,664        5,710
                                    2000             16.36             21.28          13,446        1,332
Small Cap                           1995*            10.00             12.20          16,139            0
                                    1996             12.20             14.21          21,891            0
                                    1997             14.21             15.24          21,377            0
                                    1998             15.24             16.67          27,574            0
                                    1999             16.67             34.04          47,967            0
                                    2000             34.04             29.89          33,202        1,332


Form V-4820

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
International Small Company         1999*           $10.00            $26.19             231            0
                                    2000             26.19             18.06           3,990           22
Core Growth                         1999*            10.00             14.12             783            0
                                    2000             14.12             11.61          11,912          615
Growth & Income                     1999*            10.00             13.19           1,630        1,878
                                    2000             13.19             11.97          16,864        3,577
Capital Growth                      1999*            10.00             14.20             247            0
                                    2000             14.20             10.39           3,641            0
S&P 500 Index                       1999*            10.00             11.09           4,722            0
                                    2000             11.09              9.91          11,098        6,419
Blue Chip                           1999*            10.00             10.36             699            0
                                    2000             10.36             10.36               0        1,050
Aggressive Growth                   2000*            10.00              9.34             628            0
Social Awareness                    2000*            10.00              9.80               0        1,052
Nasdaq-100 Index                    2000*            10.00              6.04          10,831            0
DOW TARGET VARIABLE FUND LLC:
Dow Target 5, February              2000*            10.00             12.07              95            0
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income                     1999*            10.00             10.50              81            0
                                    2000             10.50              9.90           1,413            0
CORE U.S. Equity                    1999*            10.00             10.92               0        2,216
                                    2000             10.92              9.77              38        2,215
Capital Growth                      2000*            10.00             10.18             118            0
JANUS ASPEN SERIES INSTITUTIONAL SHARES:
Growth                              1999*            10.00             11.66           7,707            0
                                    2000             11.66              9.85          17,013        1,602
Worldwide Growth                    1999*            10.00             13.23           3,185            0
                                    2000             13.23             11.03          26,493        6,449
Balanced                            1999*            10.00             11.03           9,739            0
                                    2000             11.03             10.66          20,093        7,965
PBHG INSURANCE SERIES FUNDS:
Technology & Communications         2000*            10.00              5.34          11,257            0
STRONG VARIABLE INSURANCE FUNDS, INC.:
Strong Mid Cap Growth II            1999*            10.00             12.92           1,510            0
                                    2000             12.92             10.88           7,173            0
Strong Opportunity II               2000*            10.00             11.77           3,464          337
VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
VIP Growth                          2000*            10.00              8.47          10,725            0
MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS, INC.:
U.S. Real Estate                    2000*            10.00             12.97           6,574            0

* International fund was added April 30, 1993. Capital Appreciation and Small Cap funds were added March 31, 1995. International Small Company, Aggressive Growth, Core Growth, Growth & Income, Capital Growth, S&P


Form V-4820

500 Index, Social Awareness, High Income Bond, Equity Income, Blue Chip, Dow Target 10, Dow Target 5, Goldman Sachs Growth and Income, Goldman Sachs CORE U.S. Equity, Goldman Sachs Capital Growth, Janus Growth, Janus Worldwide Growth, Janus Balanced, Lazard Small Cap, Lazard Emerging Markets, Morgan Stanley U.S. Real Estate, Strong Mid Cap Growth II, Strong Opportunity II and Strong Schafer Value II funds were made available under these contracts on November 1, 1999. Nasdaq-100 Index and Variable Insurance Products funds were made available on May 1, 2000.

       INVESTAR VISION AND TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

OHIO NATIONAL FUND, INC.:

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Equity                                         1997              $10.00             $11.60            82,440
                                               1998               11.60              12.09           277,925
                                               1999               12.09              14.30           239,130
                                               2000               14.30              13.16           233,589
Money Market                                   1997               10.00              10.39            65,172
                                               1998               10.39              10.80           122,681
                                               1999               10.80              11.18           103,091
                                               2000               11.18              11.73            44,225
Bond                                           1997               10.00              10.79            12,183
                                               1998               10.79              11.20           126,324
                                               1999               11.20              11.11            85,725
                                               2000               11.11              11.60            77,334
Omni                                           1997               10.00              11.61           102,587
                                               1998               11.61              11.97           300,484
                                               1999               11.97              13.14           258,876
                                               2000               13.14              11.04           218,168
International                                  1997               10.00              10.11            86,113
                                               1998               10.11              10.36           120,242
                                               1999               10.36              17.11            90,063
                                               2000               17.11              13.13            81,618
Capital Appreciation                           1997               10.00              11.37            93,956
                                               1998               11.37              11.87           210,773
                                               1999               11.87              12.46           168,262
                                               2000               12.46              16.16           135,916
Small Cap                                      1997               10.00              10.85            54,898
                                               1998               10.85              11.84           146,789
                                               1999               11.84              24.10           148,302
                                               2000               24.10              21.10           143,410
International Small Company                    1997               10.00              11.04            16,423
                                               1998               11.04              11.27            27,971
                                               1999               11.27              23.17            29,582
                                               2000               23.17              15.94            29,995
Aggressive Growth                              1997               10.00              11.15            26,996
                                               1998               11.15              11.86            92,803
                                               1999               11.86              12.37            91,754
                                               2000               12.37               8.86            84,382


Form V-4820

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
S&P 500 Index                                  1998*             $10.00             $11.45           118,264
                                               1999               11.45              14.19           324,817
                                               2000               14.19              12.64           319,024
Core Growth                                    1999*              10.00              14.12             1,003
                                               2000               14.12              11.57             4,530
Growth & Income                                1999*              10.00              14.87               240
                                               2000               14.87              13.45             6,600
Capital Growth                                 1999*              10.00              30.94             1,323
                                               2000               30.94              22.58             4,844
Strategic Income                               1997               10.00              10.72           100,248
                                               1998               10.72              10.43           179,803
                                               1999               10.43               9.79           109,609
                                               2000                9.79              10.80            83,759
Firstar Growth & Income                        1997               10.00              10.82            56,527
                                               1998               10.82              10.98           122,557
                                               1999               10.98              11.02            99,834
                                               2000               11.02              11.32            94,714
Relative Value                                 1997               10.00              12.65           250,298
                                               1998               12.65              15.06           663,668
                                               1999               15.06              15.96           630,191
                                               2000               15.96              15.07           508,130
Equity Income                                  2000*              10.00              10.60               355
Nasdaq-100 Index                               2000*              10.00               6.03             1,532
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs CORE U.S. Equity                 1999*              10.00              12.49             9,482
                                               2000               12.49              11.13            12,704
Goldman Sachs Capital Growth                   1998*              10.00              11.58            36,645
                                               1999               11.58              14.52            55,854
                                               2000               14.52              13.18            50,896
JANUS ASPEN SERIES INSTITUTIONAL SHARES:
Growth                                         1999*              10.00              16.41            14,331
                                               2000               16.41              13.83            46,083
Worldwide Growth                               1998*              10.00              10.31            63,482
                                               1999               10.31              16.72           141,812
                                               2000               16.72              13.90           153,172
Balanced                                       1998*              10.00              11.96           142,767
                                               1999               11.96              14.95           401,500
                                               2000               14.95              14.40         2,675,114
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets                               1997               10.00               9.79            32,560
                                               1998                9.79               6.03            51,176
                                               1999                6.03              11.48            43,692
                                               2000               11.48               8.14            43,587


Form V-4820

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
PBHG INSURANCE SERIES FUND:
Technology & Communications                    2000*             $10.00             $ 5.33             5,248
STRONG VARIABLE INSURANCE PRODUCTS FUND, INC.:
Strong Mid Cap Growth II                       1999*              10.00              21.58             1,645
                                               2000               21.58              18.13             8,789
Strong Opportunity II                          1999*              10.00              12.69               118
                                               2000               12.69              13.35               647
VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
VIP Mid Cap                                    2000*              10.00              11.15             2,296
VIP Growth                                     2000*              10.00               8.45             2,662
MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS, INC.:
U.S. Real Estate                               1999*              10.00               8.69             3,270
                                               2000                8.69              11.08            11,549

* S&P 500 Index, Goldman Sachs Capital Growth, Janus Worldwide Growth and Janus Balanced funds were made available under these contracts May 1, 1998. Core Growth, Growth & Income, Capital Growth, Social Awareness, High Income Bond, Equity Income, Blue Chip, Dow Target 10, Dow Target 5, Goldman Sachs, CORE U.S. Equity, Goldman Sachs Growth and Income, Janus Growth, Lazard Small Cap, Morgan Stanley U.S. Real Estate, Strong Mid Cap Growth II, Strong Opportunity II and Strong Schafer Value II funds were made available under these contracts on November 1, 1999. Nasdaq-100 Index and Variable Insurance Products funds were made available May 1, 2000.


Form V-4820

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 20 days after it is delivered. To exercise this "free-look" provision write or call the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit." IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $10,000 for 1998. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.


Form V-4820

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 15% of your salary or $24,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $2,200).

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $4,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)


Form V-4820

PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.


Form V-4820

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

PROTOTYPE STATUS

The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for under payments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.


Form V-4820

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                        AGE 60                          AGE 65                          AGE 70
                      GUARANTEED                      GUARANTEED                      GUARANTEED
                    SURRENDER VALUE                 SURRENDER VALUE                 SURRENDER VALUE
             -----------------------------   -----------------------------   -----------------------------
                                $2,000                          $2,000                          $2,000
                $1,000         ONE TIME         $1,000         ONE TIME         $1,000         ONE TIME
 CONTRACT       ANNUAL         LUMP SUM         ANNUAL         LUMP SUM         ANNUAL         LUMP SUM
ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION    CONTRIBUTIONS   CONTRIBUTION    CONTRIBUTIONS   CONTRIBUTION
-----------  -------------   -------------   -------------   -------------   -------------   -------------
     1         $    933        $  1,895        $    933        $  1,895        $    933        $  1,895
     2            1,917           1,955           1,917           1,955           1,917           1,955
     3            2,933           2,006           2,933           2,006           2,933           2,006
     4            3,990           2,058           3,990           2,058           3,990           2,058
     5            5,089           2,116           5,089           2,116           5,089           2,116
     6            6,234           2,177           6,234           2,177           6,234           2,177
     7            7,435           2,240           7,435           2,240           7,435           2,240
     8            8,686           2,306           8,686           2,306           8,868           2,306
     9           10,069           2,529          10,069           2,529          10,069           2,529
    10           11,506           2,600          11,506           2,600          11,506           2,600
    15           19,604           3,001          19,604           3,001          19,604           3,001
    20           29,456           3,489          29,456           3,489          29,456           3,489
    25           41,442           4,082          41,442           4,082          41,442           4,082
    30           56,026           4,804          56,026           4,804          56,026           4,804
    35           73,769           5,683          73,769           5,683          73,769           5,683
    40           95,356           6,751          95,356           6,751          95,356           6,751
    45          121,620           8,051         121,620           8,051         121,620           8,051
    50          153,574           9,633         153,574           9,633         153,574           9,633
    55          192,451          11,558         192,451          11,558         192,451          11,558
    60          239,751          13,900         239,751          13,900         239,751          13,900
    65                                          297,298          16,748         297,298          16,748
    70                                          367,313          20,215         367,313          20,215

- Guaranteed Interest Rate: 3.25% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.


Form V-4820

        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-Sheltered Annuities (VAA only)
Financial Statements for Ohio National Life and VAA or VAB


Form V-4820

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       AND
                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 2001

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") flexible purchase payment individual variable annuity contracts dated November 1, 2001. To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.


                                Table of Contents

          Custodian .........................................................................   2
          Independent Certified Public Accountants ..........................................   2
          Underwriter .......................................................................   2
          Calculation of Money Market Yield .................................................   3
          Total Return ......................................................................   3
          Loans Under Tax-sheltered Annuities ...............................................   4
          Financial Statements ..............................................................   5





                                "TOP TRADITION"

CUSTODIAN

We have a custody agreement with Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which Firstar holds custody of VAA's and VAB's assets. The agreement provides for Firstar to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, Firstar redeems the Fund shares held by VAA and VAB at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, Firstar keeps appropriate records of all of VAA's and VAB's transactions in Fund shares.

The custody agreement requires Firstar to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow Firstar to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA and VAB have been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or Firstar upon sixty days written notice. We pay Firstar a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Ohio National Variable Account A or B and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

                        Aggregate              Retained
Year                   Commissions           Commissions
----                   -----------           -----------
2000                    $36,865,077            $6,236,346
1999                    $14,608,378            $2,619,496
1998                    $ 6,658,441            $  827,720

For contracts issued by VAB, those amounts have been:

                        Aggregate              Retained
Year                   Commissions           Commissions
----                   -----------           -----------
2000                    $  605,953             $  123,379
1999                    $  554,994             $   99,518
1998                    $  934,575             $  116,178

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2000, was 5.05%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (September 10, 1984). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.09%. This is based upon an average contract value of $31,900. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher value and greater than that for contracts having a lower value.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2000 (assuming surrender of the contract then) are as follows:

                                                                                               Returns               Fund
                             One            Five              Ten            From Fund         in VAA*             Inception
                             Year           Years            Years           Inception         and VAB*              Date
                             ----           -----            -----           ---------         --------            ---------
Ohio National Fund:
   Money Market            (2.56%)          2.97%             3.69%             5.91%            5.91%             3/20/1980
   Equity                 (15.41%)          8.29%            10.80%             9.32%            9.32%             1/14/1971
   Bond                    (3.04%)          2.38%             5.75%             6.71%            6.71%             11/2/1982
   Omni                   (23.53%)          3.77%             7.93%             8.47%            8.47%             9/10/1984
   S&P 500 Index          (18.38%)          N/A               N/A              15.56%           15.56%              1/3/1997
   International          (30.79%)          7.26%             N/A              10.33%           10.33%             4/30/1993
   International Small Co (38.78%)         11.28%             N/A              11.28%           11.28%             3/31/1995
   Capital Appreciation    22.32%          12.40%             N/A              13.14%           13.14%              5/1/1994
   Small Cap              (19.93%)         18.86%             N/A              22.18%           22.18%              5/1/1994
   Aggressive Growth      (35.88%)         (4.08%)            N/A               0.77%            0.77%             3/31/1995
   Growth & Income        (17.18%)          N/A               N/A              18.95%           18.95%              1/3/1997
   Capital Growth         (34.56%)          N/A               N/A              34.36%           34.36%              5/1/1998
   High Income Bond       (15.86%)          N/A               N/A              (6.27%)          (6.27%)             5/1/1998
   Equity Income          (21.19%)          N/A               N/A              (0.33%)          (0.33%)             5/1/1998
   Blue Chip               (7.77%)          N/A               N/A              (0.48%)          (0.48%)             5/1/1998
   Core Growth            (25.52%)          N/A               N/A              13.21%           13.21%              1/3/1997
   Nasdaq-100 Index         N/A             N/A               N/A             (47.30%)         (47.30%)             5/1/2000
   Social Awareness       (21.48%)          N/A               N/A              (3.14%)          (3.14%)             1/3/1997

Dow Target Variable Fund:
   Dow 10, January         (7.07%)          N/A               N/A              (2.59%)          (2.59%)             1/1/1999
   Dow 10, February        (3.25%)          N/A               N/A               1.44%            1.44%              2/1/1999
   Dow 10, March           (2.61%)          N/A               N/A              (0.67%)          (0.67%)             3/1/1999
   Dow 10, April           (6.32%)          N/A               N/A              (2.52%)          (2.52%)             4/1/1999
   Dow 10, May              5.49%           N/A               N/A              (8.24%)          (8.24%)             5/1/1999
   Dow 10, June            (6.54%)          N/A               N/A             (10.97%)         (10.97%)             6/1/1999
   Dow 10, July            (4.54%)          N/A               N/A             (11.20%)         (11.20%)             7/1/1999
   Dow 10, August          (7.06%)          N/A               N/A             (13.00%)         (13.00%)             8/1/1999
   Dow 10, September       (5.39%)          N/A               N/A             (13.56%)         (13.56%)             9/1/1999
   Dow 10, October          0.18%           N/A               N/A              (6.45%)          (6.45%)            10/1/1999
   Dow 10, November       (14.18%)          N/A               N/A             (11.51%)         (11.51%)            11/1/1999
   Dow 10, December        (9.20%)          N/A               N/A              (8.46%)          (8.46%)            12/1/1999
   Dow 5, January           4.20%           N/A               N/A               4.20%            4.20%              1/1/2000
   Dow 5, February          N/A             N/A               N/A              12.95%           12.95%              2/1/2000
   Dow 5, March             N/A             N/A               N/A              27.58%           27.58%              3/1/2000
   Dow 5, April             N/A             N/A               N/A              15.75%           15.75%              4/1/2000
   Dow 5, May               N/A             N/A               N/A              20.25%           20.25%              5/1/2000
   Dow 5, June              N/A             N/A               N/A               8.85%            8.85%              6/1/2000
   Dow 5, July              N/A             N/A               N/A               9.85%            9.85%              7/1/2000
   Dow 5, August            N/A             N/A               N/A              10.13%           10.13%              8/1/2000
   Dow 5, September        7.84%            N/A               N/A            (16.31%)          (16.31%)             9/1/1999
   Dow 5, October          0.13%            N/A               N/A            (13.00%)          (13.00%)            10/1/1999
   Dow 5, November       (22.00%)           N/A               N/A            (19.48%)          (19.48%)            11/1/1999
   Dow 5, December         1.87%            N/A               N/A              1.66%             1.66%             12/1/1999

Goldman Sachs Variable Insurance Trust:
   G.S. Growth & Income  (13.47%)           N/A               N/A             (1.77%)          (7.18%)              1/2/1998
   G.S. CORE U.S. Equity (18.35%)           N/A               N/A              5.65%            2.84%               1/2/1998
   G.S. Capital Growth   (16.72%)           N/A               N/A              7.44%            7.44%               1/2/1998

Janus Aspen Series Service Shares:
   Growth                (23.43%)          16.94%             N/A             15.99%          (25.85%)             9/13/1993
   Worldwide Growth      (24.65%)          20.59%             N/A             20.27%          (26.85%)             9/13/1993
   Balanced              (10.19%)          16.62%             N/A             15.56%           (9.87%)             9/13/1993

Lazard Retirement Series:
   Small Cap              11.99%            N/A               N/A              2.92%            2.61%              11/4/1997
   Emerging Markets      (36.61%)           N/A               N/A            (10.78%)         (16.99%)             11/4/1997

PBHG Insurance Series Fund:
   Tech & Communication  (50.50%)           N/A               N/A              28.12%         (52.18%)              5/1/1997

Strong Variable Insurance Funds:
   Mid Cap Growth II     (23.94%)           N/A               N/A              25.41%          23.34%             12/31/1996
   Opportunity II         (2.31%)          17.16%             N/A              17.36%           9.30%               5/8/1992

Variable Insurance Products Fund:
   VIP Contrafund        (15.84%)          15.27%             N/A              19.55%         (14.29%)             1/31/1995
   VIP Mid Cap            23.94%            N/A               N/A              36.35%           6.40%             12/31/1998
   VIP Growth            (20.21%)          16.79%            18.37%            14.85%         (21.97%)            10/31/1986

*The "Returns in VAA and VAB" are the standardized total returns from the time these Funds were added to VAA or VAB through December 31, 1999. The Goldman Sachs Variable, Janus Aspen Series, and Strong Variable Insurance Funds were added May 1, 1998. The Lazard Retirement Series Funds were added May 1, 1999. The Nasdaq-100 Index portfolio and VIP funds were added May 1, 2000.


LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                          (a wholly owned subsidiary of
                     Ohio National Financial Services, Inc.)

                        Consolidated Financial Statements

                           December 31, 2000 and 1999

                    With Independent Auditors' Report Thereon

[KPMG LOGO]

TWO NATIONWIDE PLAZA                                      TELEPHONE 614 249 2300
COLUMBUS, OH  43215-2577                                  FAX 614 249 2348


                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (the Company) as of December 31, 2000 and 1999, and the related consolidated statements of income, equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.



/s/KPMG LLP


January 26, 2001

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                           Consolidated Balance Sheets

                           December 31, 2000 and 1999

                      (in thousands, except share amounts)

                         ASSETS                             2000        1999
                                                        ----------    ---------
Investments (notes 5, 9 and 10):
  Securities available-for-sale, at fair value:
    Fixed maturities                                    $2,822,205    2,644,846
    Equity securities                                       67,864       71,640
  Fixed maturities held-to-maturity, at amortized cost     758,044      829,214
  Mortgage loans on real estate, net                     1,178,738    1,274,156
  Real estate, net                                           6,888        9,472
  Policy loans                                             171,158      162,078
  Other long-term investments                               28,848       56,832
  Short-term investments                                   105,117      139,341
                                                        ----------    ---------
          Total investments                              5,138,862    5,187,579

Cash                                                        35,069        9,411
Accrued investment income                                   66,356       66,323
Deferred policy acquisition costs                          422,978      374,359
Reinsurance recoverable                                    120,120       95,291
Other assets                                                28,955       43,802
Assets held in separate accounts                         1,996,489    1,741,620
                                                        ----------    ---------
          Total assets                                  $7,808,829    7,518,385
                                                        ==========    =========

               LIABILITIES AND EQUITY

Future policy benefits and claims (note 6)              $4,810,496    4,806,594
Policyholders' dividend accumulations                       59,716       60,827
Other policyholder funds                                    18,195       18,030
Note payable (net of unamortized discount of $635 in
  2000 and $679 in 1999) (note 7)                           84,365       84,321
Federal income taxes (note 8):
  Current                                                   24,221       12,834
  Deferred                                                  22,055       12,105
Other liabilities                                          121,810      148,245
Liabilities related to separate accounts                 1,962,742    1,718,864
                                                        ----------    ---------
          Total liabilities                              7,103,600    6,861,820
                                                        ----------    ---------
Equity (notes 3 and 12):
  Class A common stock, $1 par value. 10,000,000
    authorized, issued and outstanding                      10,000       10,000
  Additional paid-in capital                                 3,976         --
  Accumulated other comprehensive income                    27,663        6,245
  Retained earnings                                        663,590      640,320
                                                        ----------    ---------
          Total equity                                     705,229      656,565

Commitments and contingencies (notes 10, 14 and 15)
                                                        ----------    ---------
          Total liabilities and equity                  $7,808,829    7,518,385
                                                        ==========    =========

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Income

                  Years ended December 31, 2000, 1999 and 1998

                                 (in thousands)

                                                          2000         1999        1998
                                                      ---------      -------     -------
Revenues:
  Traditional life insurance premiums                 $ 136,191      131,279     121,900
  Accident and health insurance premiums                 26,001       25,530      25,183
  Annuity premiums and charges                           46,100       36,931      32,280
  Universal life policy charges                          60,508       66,189      59,743
  Net investment income (note 5)                        402,834      414,147     394,825
  Net realized (losses) gains on investments (note 5)    (4,788)      26,484       1,903
  Other income                                           18,702       14,527      13,160
                                                      ---------      -------     -------
                                                        685,548      715,087     648,994
                                                      ---------      -------     -------

Benefits and expenses:
  Benefits and claims                                   427,533      415,907     400,662
  Provision for policyholders' dividends on
    participating policies                               26,646       27,582      27,659
  Amortization of deferred policy acquisition costs      26,242       29,124      23,240
  Other operating costs and expenses                     85,445       92,096      91,522
                                                      ---------      -------     -------

                                                        565,866      564,709     543,083
                                                      ---------      -------     -------

          Income before Federal income taxes            119,682      150,378     105,911
                                                      ---------      -------     -------

Federal income tax expense (note 8):
  Current expense                                        37,159       43,334      40,337
  Deferred expense (benefit)                              4,253        7,888      (2,301)
                                                      ---------      -------     -------

                                                         41,412       51,222      38,036
                                                      ---------      -------     -------

          Net income                                  $  78,270       99,156      67,875
                                                      =========      =======     =======


See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Equity

                  Years ended December 31, 2000, 1999 and 1998

                                 (in thousands)

                                                                                     ACCUMULATED
                                                                          ADDITIONAL    OTHER
                                                                 COMMON     PAID-IN  COMPREHENSIVE RETAINED     TOTAL
                                                                 STOCK      CAPITAL     INCOME     EARNINGS     EQUITY
                                                               ---------  ---------- ------------- --------    --------
1998:
  Balance, beginning of year                                   $   --          --      102,956     535,289     638,245
  Stock issuance                                                 10,000        --         --       (10,000)       --
  Dividends paid                                                   --          --         --        (2,000)
  Comprehensive income:
    Net income                                                     --          --         --        67,875      67,875
    Other comprehensive income (note 4)                            --          --        4,488        --         4,488
                                                                                                               -------
  Total comprehensive income                                                                                    72,363
                                                               --------     --------   -------     -------     -------
  Balance, end of year                                         $ 10,000        --      107,444     591,164     708,608
                                                               ========     ========   =======     =======     =======

1999:
  Balance, beginning of year                                   $ 10,000        --      107,444     591,164     698,608
  Dividends paid                                                   --          --         --       (50,000)    (50,000)
  Comprehensive income (loss):
    Net income                                                     --          --         --        99,156      99,156
    Other comprehensive loss (note 4)                              --          --     (101,199)       --      (101,199)
                                                                                                               -------
  Total comprehensive loss                                                                                      (2,043)
                                                               --------     --------   -------     -------     -------
  Balance, end of year                                         $ 10,000        --        6,245     640,320     656,565
                                                               ========     ========   =======     =======     =======

2000:
  Balance, beginning of year                                   $ 10,000        --        6,245     640,320     656,565
  Dividends paid                                                   --          --         --       (55,000)    (55,000)
  Parent assumption of long term liability (note 11)               --         3,976       --          --         3,976
  Comprehensive income:
    Net income                                                     --          --         --        78,270      78,270
    Other comprehensive income (note 4)                            --          --       21,418        --        21,418
                                                                                                               -------
  Total comprehensive income                                                                                    99,688
                                                               --------     --------   -------     -------     -------
  Balance, end of year                                         $ 10,000       3,976     27,663     663,590     705,229
                                                               ========     ========   =======     =======     =======

See accompanying notes to consolidated financial statements

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2000, 1999 and 1998

                                 (in thousands)

                                                                      2000                   1999                  1998
                                                                  ----------              ----------            ----------
Cash flows from operating activities:
  Net income                                                    $    78,270                 99,156                67,875
  Adjustments to reconcile net income to net cash
    provided by operating activities:
      Capitalization of deferred policy acquisition costs          (100,036)               (63,521)              (55,200)
      Amortization of deferred policy acquisition costs              26,242                 29,124                23,240
      Amortization and depreciation                                    (162)                   (75)                 (289)
      Realized losses (gains) on invested assets, net                 4,788                (26,484)               (1,903)
      Deferred federal income tax expense (benefit)                   4,253                  7,888                (2,301)
      Increase in accrued investment income                             (33)                (1,927)                 (317)
      Increase in other assets                                       (9,982)               (22,392)              (19,113)
      Net (decrease) increase in separate accounts                  (10,991)                24,770               (18,279)
      Increase in policyholder account balances                      72,721                 56,409                50,834
      (Decrease) increase in policyholders' dividend
       accumulations and other funds                                   (946)               (12,185)               11,550
      Increase (decrease) in current federal income tax payable      11,387                 (8,549)                8,662
      (Decrease) increase in other liabilities                      (26,435)                14,965                18,855
      Other, net                                                     (6,018)                (3,875)              (14,355)
                                                                -----------             -----------           ----------
          Net cash provided by operating activities                  43,058                 93,304                69,259
                                                                -----------             -----------           ----------
Cash flows from investing activities:
  Proceeds from maturity of fixed maturities available-for-sale      65,919                 18,206                11,167
  Proceeds from sale of fixed maturities available-for-sale         310,311                295,806               202,694
  Proceeds from sale of equity securities                             4,345                 30,312                 9,603
  Proceeds from maturity of fixed maturities held-to-maturity       160,298                 86,335               115,577
  Proceeds from repayment of mortgage loans on real estate          163,471                183,514               198,464
  Proceeds from sale of real estate                                   3,388                    962                15,906
  Cost of fixed maturities available-for-sale acquired             (484,818)              (354,722)             (345,266)
  Cost of equity securities acquired                                (13,317)                (5,001)               (8,197)
  Cost of fixed maturities held-to-maturity acquired                (88,872)              (162,049)             (134,965)
  Cost of mortgage loans on real estate acquired                    (70,517)              (207,587)             (212,924)
  Cost of real estate acquired                                         (136)                  (550)                 (846)
  Change in policy loans, net                                        (9,080)                (4,523)               (4,207)
  Change in other assets, net                                        31,203                    140                 5,253
                                                                -----------             -----------           ----------
          Net cash provided by (used in) investing activities        72,195               (119,157)             (147,741)
                                                                -----------             -----------           ----------
Cash flows from financing activities:
  Universal life and investment product account deposits          1,494,447              1,221,353             1,076,011
  Universal life and investment product account withdrawals      (1,563,266)            (1,114,675)             (928,812)
  Dividends to shareholder                                          (55,000)               (50,000)               (2,000)
  Other, net                                                           --                     --                  (3,361)
                                                                -----------             -----------           ----------
         Net cash (used in) provided by financing activities       (123,819)                56,678               141,838
                                                                -----------             -----------           ----------
         Net (decrease) increase in cash and cash equivalents        (8,566)                30,825                63,356

         Cash and cash equivalents, beginning of year               148,752                117,927                54,571
                                                                -----------             -----------           ----------
         Cash and cash equivalents, end of year                 $   140,186                148,752               117,927
                                                                ===========             ===========           ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

 (1)        ORGANIZATION, CONSOLIDATION POLICY AND BUSINESS DESCRIPTION

            The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

            On February 12, 1998, ONLIC's Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company's policyholders and by the Department of the Insurance of the State of Ohio (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note (2)(k)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

            ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health and annuity products through exclusive agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

            The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

                 LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

                 CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)


                 INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

 (2)        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

            The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

            (a)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

                 Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for- sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no securities classified as trading.

                 Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on non-accrual status. Cash receipts on non-accrual status mortgage loans on real estate are included in interest income in the period received.

                 Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long- term investments are carried on the equity basis, adjusted for valuation allowances.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

     Realized gains and losses on the sale of investments are determined on the basis of specific security identification, net of associated deferred acquisition costs and capital gains expenses. Any capital gains occurring in the Closed Block (see note 2(k)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other than temporary declines are included in net realized gains and losses on investments.

(b)  REVENUES AND BENEFITS

     Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited- payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

     Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for universal life insurance products and investment products consist of net investment income, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

(c)  DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For traditional non-participating life insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For participating life insurance products, deferred policy acquisition costs are being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance, policy

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

     administration and surrender charges. Deferred policy acquisition costs for participating life and universal life business are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see note 2(a)).

(d)  SEPARATE ACCOUNTS

     Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(e)  FUTURE POLICY BENEFITS

     Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued (see note
     6).

     Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges.

(f)  PARTICIPATING BUSINESS

     Participating business represents approximately 34%, 39% and 41% of the Company's ordinary life insurance in force in 2000, 1999 and 1998, respectively. The provision for policyholder dividends is based on current dividend scales.

(g)  REINSURANCE CEDED

     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(h)  FEDERAL INCOME TAX

     The Company is included as part of the consolidated federal income tax return of its ultimate parent, ONMH. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

     change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

(i)  CASH EQUIVALENTS

     For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(j)  USE OF ESTIMATES

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The estimates susceptible to significant change are those used in determining deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

(k)  CLOSED BLOCK

     The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company will not be required to support the payment of dividends on Closed Block policies from its general funds.

     The financial information of the Closed Block, while prepared on a GAAP basis, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

Summarized financial information of the Closed Block is as follows as of December 31, 2000 and 1999, and for the years then ended:

                                                              2000         1999
                                                          ----------     ---------
Closed Block assets:
  Fixed maturity securities available-for-sale,
    at fair value (amortized cost of $270,377
  and $238,405, as of December 31, 2000 and
  1999, respectively)                                      $ 273,995      234,150
  Fixed maturity securities held-to-maturity,
    at amortized cost                                         78,285       72,826
  Mortgage loans on real estate, net                          86,742       93,698
  Policy loans                                               118,967      115,932
  Short-term investments                                       9,459       10,583
  Accrued investment income                                    6,255        6,101
  Deferred policy acquisition costs                           89,288       90,455
  Reinsurance recoverable                                      2,310        1,979
  Other assets                                                 2,900        3,054
                                                           ----------    ---------
                                                           $ 668,201      628,778
                                                           ==========    =========

Closed Block liabilities:
  Future policy benefits and claims                        $ 716,814      695,540
  Other policyowner funds                                      4,124        3,768
  Policyholders' dividend accumulations                       17,008       16,345
  Deferred tax liability                                       1,266         --
                                                           ----------    ---------
                                                           $ 741,818      715,653
                                                           ==========    =========


                                                                2000         1999         1998
                                                            ----------      --------     --------
Closed Block revenues and expenses:
  Traditional life insurance premiums                      $  71,331       74,269       31,731
  Net investment income                                       44,142       44,230       19,941
  Net realized gains on investments                              866           33          210
  Benefits and claims                                        (76,671)     (71,806)     (32,640)
  Provision for policyholders' dividends on
  participating policies                                     (25,421)     (26,608)      (6,852)
  Amortization of deferred policy acquisition
  costs                                                       (2,820)      (4,433)      (4,187)
  Other operating costs and expenses                          (5,013)      (5,174)      (2,352)
                                                           ----------    ---------     ---------
          Income before federal income taxes               $   6,414       10,511        5,851
                                                           ==========    =========     =========


                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

            (l)   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

                 In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133, as amended by SFAS 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," is effective for the Company as of January 1, 2001

                 SFAS 133, as amended, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

                 The Company adopted SFAS 133 as of January 1, 2001. The impact of adoption was not material to the consolidated financial position of the Company.

            (m)  RECLASSIFICATIONS

                 Certain amounts in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

 (3)        BASIS OF PRESENTATION

            The accompanying consolidated financial statements have been prepared in accordance with GAAP which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

            The statutory basis net income and capital and surplus of ONLIC and ONLAC, after intercompany eliminations, included in the accompanying consolidated financial statements was $36,679, $91,163 and $51,900 for the years ended December 31, 2000, 1999 and 1998, respectively, and $388,523 and $430,869 as of December 31, 2000 and 1999,
            respectively.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

            The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for ONLIC and ONLAC. The significant change for ONLIC and ONLAC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

 (4)        OTHER COMPREHENSIVE INCOME

            Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of shareholder's equity that bypass net income. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                                                2000        1999        1998
                                                             --------    ---------     -------
Unrealized gains (losses) on securities
 available-for-sale arising during the period:
   Net of adjustment to deferred policy acquisition costs    $ 25,388    (127,982)     11,418
   Related federal tax (expense) benefit                       (5,672)     46,151      (4,003)
                                                             --------    ---------     -------
               Net                                             19,716     (81,831)      7,415
                                                             --------    ---------     -------
Less:
  Reclassification adjustment for net (losses) gains on
    securities available-for-sale realized during the period:
      Gross                                                    (2,618)     29,798       4,504
      Related federal tax benefit (expense)                       916     (10,430)     (1,577)
                                                             ---------    --------     -------
               Net                                             (1,702)     19,368       2,927
                                                             ---------    --------     -------
               Total other comprehensive income (loss)       $ 21,418    (101,199)      4,488
                                                             =========   =========     =======

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

(5)     INVESTMENTS

        An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                                                          REALIZED GAINS (LOSSES)
                                                      INVESTMENT INCOME                       ON INVESTMENTS
                                         ---------------------------------------    --------------------------------
                                             2000           1999         1998         2000         1999       1998
                                             ----           ----         ----         ----         ----       ----
GROSS INVESTMENT INCOME:
Securities available-for-sale:
  Fixed maturities                       $ 219,632        215,996      211,002       (1,820)      (1,184)    (1,624)
  Equity securities                          5,634          3,495        3,530          475       16,830        178
Fixed maturities held-to-maturity           67,136         66,735       62,516          (31)       2,760      5,325
Mortgage loans on real estate              101,037        109,256      109,850       (7,015)         314        371
Real estate                                  1,351          1,371        2,334          245         (252)     2,416
Policy loans                                11,068         10,988       10,298         --           --         --
Other                                        4,611         17,782        6,553         (327)       9,481     (4,558)
Short-term investments                       6,312          4,133        4,610         --           --         --
                                         ----------      ---------    ---------     --------     --------    -------
  Total gross investment income            416,781        429,756      410,693       (8,473)      27,949      2,108
                                                                                    --------     --------    -------
Investment expenses                        (13,947)       (15,609)     (15,868)
Gains attributable to Closed Block            (866)        (1,191)        --
DAC amortization due to realized gains        --             (218)        (298)
Change in valuation allowances for
  mortgage loans on real estate                                                       4,551          (56)        93
                                         ----------      ---------    ---------     --------     --------    -------
                                                                                      3,685       (1,465)      (205)
                                                                                    --------     --------    -------
  Net investment income                  $ 402,834        414,147      394,825
                                         ==========      =========    =========
  Net realized gains (losses) on
    investments                                                                    $ (4,788)      26,484       1,903
                                                                                    ========     ========    ========



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to- maturity were as follows:

                                                                DECEMBER 31, 2000
                                              ----------------------------------------------------
                                                               GROSS          GROSS
                                               AMORTIZED    UNREALIZED      UNREALIZED   ESTIMATED
                                                 COST          GAINS          LOSSES     FAIR VALUE
                                              ----------      -------       --------    -----------

Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of U.S. government
         corporations and agencies            $  101,895        9,072          --         110,967
      Obligations of states and political
         subdivisions                             85,485        5,807           (16)       91,276
      Debt securities issued by foreign
         governments                               8,078        1,190          --           9,268
      Corporate securities                     1,746,549       63,143       (72,869)    1,736,823
      Mortgage-backed securities                 850,153       24,663          (945)      873,871
                                              ----------      -------       --------    ---------
                  Total fixed maturities      $2,792,160      103,875       (73,830)    2,822,205
                                              ==========      =======       ========    =========
   Equity securities                          $   45,805       34,085       (12,026)       67,864
                                              ==========      =======       ========    =========

Fixed maturity securities held-to-maturity:
     Obligations of states and political
         subdivisions                         $   16,761          512           (36)       17,237
     Corporate securities                        722,043       36,717        (3,971)      754,789
     Mortgage-backed securities                   19,240          885          (472)       19,653
                                              ----------      -------       --------    ---------
                                              $  758,044       38,114        (4,479)      791,679
                                              ==========      =======       ========    =========


                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)


                                                                  DECEMBER 31, 1999
                                               ----------------------------------------------------
                                                                   GROSS          GROSS
                                                 AMORTIZED      UNREALIZED      UNREALIZED   ESTIMATED
                                                   COST            GAINS          LOSSES     FAIR VALUE
                                               -----------       ---------      ----------   ----------
Securities available-for-sale:
  Fixed maturities:
    U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies                 $   (108,292)         1,267        (1,908)       107,651
  Obligations of states and political
    subdivisions                                   (79,236)           571          (920)        78,887
  Debt securities issued by foreign
    governments                                     (8,078)         1,004          (850)         8,232
  Corporate securities                          (1,666,057)        29,519       (63,430)     1,632,146
  Mortgage-backed securities                      (823,882)         7,412       (13,364)       817,930
                                               -----------         ------       --------      ---------

          Total fixed maturities              $( 2,685,545)        39,773       (80,472)     2,644,846
                                               ===========         ======       ========      ========
Equity securities                             $     35,635         39,212        (3,207)        71,640
                                               ===========         ======       ========      ========

Fixed maturity securities held-to-maturity:
  Obligations of states and political
    subdivisions                              $     13,596            355          (418)        13,533
  Corporate securities                             783,378         23,237       (16,426)       790,189
  Mortgage-backed securities                        32,240            746        (3,209)        29,777
                                               -----------         ------       --------      ---------
                                              $    829,214         24,338       (20,053)       833,499
                                               ===========         ======       ========      ========


                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

                                                            2000          1999
                                                         ---------       -------
Gross unrealized gain (loss)                             $ 52,104        (4,694)
Unrealized gains related to Closed Block                   (3,618)         --
Adjustment to deferred policy acquisition costs            (8,948)       16,226
Deferred federal income tax                               (11,875)       (5,287)
                                                         ---------       -------
                                                         $ 27,663         6,245
                                                         =========      ========

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                   2000        1999        1998
                                                ---------   ---------     ------
Securities available-for-sale:
    Fixed maturities                            $ 70,744    (228,410)     25,125
    Equity securities                            (13,946)    (12,407)     10,632
Fixed maturity securities held-to-maturity        29,350     (75,646)     11,840

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   FIXED MATURITY  SECURITIES
                                         -------------------------------------------------
                                             AVAILABLE-FOR-SALE        HELD-TO-MATURITY
                                         -----------------------   -----------------------
                                         AMORTIZED    ESTIMATED     AMORTIZED   ESTIMATED
                                            COST      FAIR VALUE       COST     FAIR VALUE
                                         ----------   ----------    ---------   ----------

Due in one year or less                  $   44,066       44,450       17,164       17,313
Due after one year through five years       811,801      812,396      343,329      355,856
Due after five years through ten years        948,4   35 958,792      323,355      343,903
Due after ten years                         987,858    1,006,567       74,196       74,607
                                         ----------   ----------      -------      -------
                                         $2,792,160    2,822,205      758,044      791,679
                                         ==========   ==========      =======      =======

Proceeds from the sale of securities available-for-sale (excluding calls) during 2000, 1999 and 1998 were $284,001, $158,661 and $3,186, respectively. Gross gains of $758 ($293 in 1999 and $0 in 1998) and gross losses of $8,038 ($4,131 in 1999 and $38 in 1998) were realized on those sales.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

            Investments with an amortized cost of $12,698 and $12,807 as of December 31, 2000 and 1999, respectively, were on deposit with various regulatory agencies as required by law.

            Real estate is presented at cost less accumulated depreciation of $2,032 in 2000 ($1,855 in 1999) and valuation allowances of $0 in 2000 and 1999.

            The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There was one foreclosure of a mortgage loan in 2000 and one foreclosure in 1999.

 (6)        FUTURE POLICY BENEFITS AND CLAIMS

            The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 76% and 79% of the total liability for future policy benefits as of December 31, 2000 and 1999, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 6.1%, 6.4% and 6.8% for the years ended December 31, 2000, 1999 and 1998, respectively.

            The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

                     YEAR OF ISSUE                 INTEREST RATE

                     2000, 1999 and 1998           4.0 - 5.5 %
                     1997 and prior                2.25 - 6.0 %

                     Withdrawals:
                     Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

                     Mortality:
                     Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

(7)        NOTES PAYABLE

           On July 11, 1994, the Company issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, the Company issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the new notes, $15,000 of the notes issued on July 11, 1994 were retired. Total interest paid was $7,356 for each year during the years ended December 31, 2000, 1999 and 1998, respectively.

           The notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(8)        FEDERAL INCOME TAX

           Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 2000.

           Total Federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                             2000              1999                1998
                        ---------------  -----------------   -------------------
                          AMOUNT     %     AMOUNT      %       AMOUNT      %
                          ------   ----    ------     ----     ------    ----

Computed (expected)
  tax expense           $ 41,889   35.0  $ 52,632     35.0   $ 37,069    35.0
Differential earnings       --               --     (3,896)     1,232     1.1
Dividends received
  deduction and tax
  exempt interest         (2,165)  (1.8)   (1,492)    (1.0)    (1,279)   (1.1)
Other, net                 1,688    1.4     3,978      2.6      1,014     1.0
                        --------   ----  --------     ----   --------    ----
    Total expense and
      effective rate    $ 41,412   34.6  $ 51,222     34.0   $ 38,036    37.1
                        ========   ====  ========     ====   ========    ====

Included in other, net in 1999 are non-deductible expenses related to the reorganization to a mutual holding company structure.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

Total Federal income tax paid was $25,772, $51,773 and $32,251 (net of refunds of $2,490, $66 and $6,661) during the years ended December 31, 2000, 1999 and 1998, respectively.

The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 relate to the following:

                                                             2000         1999
                                                         ----------     --------
Deferred tax assets:
  Fixed maturity securities available-for-sale           $    --         14,262
  Future policy benefits                                    81,355       59,251
  Mortgage loans on real estate                              1,805        2,529
  Other assets and liabilities                              36,517       34,830

          Total gross deferred tax assets                  119,677      110,872
                                                         ----------     --------
Deferred tax liabilities:
  Fixed maturity securities available-for-sale              10,495         --
  Deferred policy acquisition costs                        110,831       76,781
  Other fixed maturities, equity securities and other
    long-term investments                                    4,047        7,951
  Other                                                     16,359       38,245
                                                         ----------     --------

          Total gross deferred tax liabilities             141,732      122,977
                                                         ----------     --------
          Net deferred tax liability                     $ (22,055)     (12,105)
                                                         ==========     ========


The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 2000 and 1999. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining as of December 31, 2000.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

(9)     DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

        Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures:

            CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS - The carrying amount reported in the balance sheets for these instruments approximate their fair value.

            INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities are the same as market value. Market value generally represents quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

            SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

            MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

            DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

            NOTE PAYABLE - The fair value for the note payable was determined by discounting the scheduled cash flows of the note using a market rate applicable to the yield, credit quality and maturity of a similar debt instrument.

            POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure requirements were as follows as of December 31:

                                                  2000                     1999
                                          ---------------------    -----------------------
                                          CARRYING    ESTIMATED    CARRYING      ESTIMATED
                                           AMOUNT    FAIR VALUE     AMOUNT      FAIR VALUE
                                          --------   ----------    --------     ----------
ASSETS:
 Investments:
  Securities available-for-sale:
   Fixed maturities                     $2,822,205    2,822,205    2,644,846    2,644,846
   Equity securities                        67,864       67,864       71,640       71,640
  Fixed maturities held-to-maturity        758,044      791,679      829,214      833,499
  Mortgage loans on real estate          1,178,738    1,209,425    1,274,156    1,243,246
  Policy loans                             171,158      171,158      162,078      162,078
  Short-term investments                   105,117      105,117      139,341      139,341
 Cash                                       35,069       35,069        9,411        9,411
 Assets held in Separate Accounts        1,996,489    1,996,489    1,741,620    1,741,620

LIABILITIES:
 Guaranteed investment contracts           965,996      961,940    1,197,382    1,164,411
 Individual contracts                    1,171,188    1,168,001    1,061,053    1,040,355
 Other annuity contracts                   845,188      837,059      859,536      848,976
 Note payable                               84,365       84,227       84,321       80,142
 Policyholders' dividend
  accumulations and other
  policyholder funds                        77,911       77,911       78,857       78,857
Liabilities held in Separate Accounts    1,962,742    1,962,742    1,718,864    1,718,864

(10)        ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

            (a)  FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

                 The Company is a party to financial instruments with off-balance-sheet risk in a normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds and venture capital partnerships of approximately $39,752 and $74,000 as of December 31, 2000 and 1999, respectively. These commitments involve to varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits and monitoring procedures.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

(b)   SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

     Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 2000. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2000 and 1999:

                                                            2000          1999
                                                       ----------      ---------
Mortgage assets by type:
  Retail                                               $  348,940        393,543
  Office                                                  315,705        320,988
  Apartment                                               284,713        304,106
  Industrial                                              133,710        157,854
  Other                                                   100,826        107,372
                                                       ----------      ---------
                                                        1,183,894      1,283,863
    Less valuation allowances                               5,156          9,707
                                                       ----------      ---------
    Total mortgage loans on real estate, net           $1,178,738      1,274,156
                                                       ==========      =========

(11)        PENSIONS AND OTHER POSTRETIREMENT BENEFITS

            The Company sponsors a fully funded pension plan covering all home office employees. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years. The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits and covering general agents. The general agents plan provides benefits based on years of service and average compensation during the final five and ten years of service

            The Company currently offers eligible retirees the opportunity to participate in a health plan. The Company has two health plans (other benefits), one is offered to home office employees, the other is offered to career agents.

                                                        HOME OFFICE MEDICAL PLAN

               The Company provides a declining service schedule. Only home office employees hired prior to January 1, 1996 may become eligible for these benefits provided that the employee meets the age and years of service requirements. The plan states that an employee becomes eligible as follows: age 55 with 20 years of credited service at retirement, age 56 with 18 years of service, age 57 with 16 years of service grading to age 64 with 2 years of service. The health plan is contributory with retirees contributing approximately 15% of premium for coverage.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

   AGENTS' MEDICAL PLAN

   Only career agents with contracts effective prior to January 1, 1996 may become eligible for these benefits provided that the agent is at least age 55 and has 15 years of credited service at retirement. The health plan is contributory, with retirees contributing approximately 47% of medical costs.

Information regarding the funded status of the pension plans as a whole and other benefits as a whole as of December 31, 2000 and 1999 is as follows:


                                               PENSION BENEFITS       OTHER   BENEFITS
                                             -------------------     -----------------
                                               2000        1999       2000        1999
                                             --------     ------     -------    -------

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year     $ 45,542      46,777     14,084      14,238
Service cost                                   2,061       2,634        267         300
Interest cost                                  3,524       3,282        464         399
Actuarial (loss) gain                           (934)     (4,341)      (717)       (619)
Benefits paid                                 (9,696)     (2,810)      (241)       (234)
Obligation related to employees
transferred to ONFS                           (7,172)       --         --          --
                                            ---------    --------   --------    -------
Benefit obligation at end of year           $ 33,325      45,542     13,857      14,084
                                            =========    ========   ========    =======
CHANGE IN PLAN ASSETS:
Fair value of assets at beginning of year   $ 35,529      23,797       --          --
Actual return on plan assets                  (4,561)     12,142       --          --
Employer contribution                           --         1,410       --          --
Benefits paid                                 (2,175)     (1,820)      --          --
                                            ---------    --------   --------    -------
Fair value of assets at end of year         $ 28,793      35,529       --          --
                                            =========    ========   ========    =======
CALCULATION OF FUNDED STATUS:
Funded status                               $ (4,532)     (9,923)   (13,857)    (14,084)
Unrecognized actuarial (gain) loss             2,469      (6,222)      --          --
Unrecognized prior service cost               (1,004)       (678)      --          --
                                            ---------    --------   --------    -------
Accrued benefit cost                        $ (3,067)    (16,823)   (13,857)    (14,084)
                                            =========    ========   ========    =======

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)


The following table shows the portions of the above values, in aggregate, attributable to the pension plans whose Accumulated Benefit Obligation exceeds Plan Assets:

                                                         PENSION BENEFITS
                                             -----------------------------------
                                                2000         1999         1998
                                             -----------  ----------  ----------
Projected benefit obligation                 $    --        19,941       18,708
Accumulated benefit obligation                    --        15,981       13,864
Assets                                            --          --           --
Minimum liability                                 --        15,981       13,864
Accrued pension cost                              --       (15,584)     (10,829)
Unrecognized transition obligation                --         2,329        2,620

Effective December 31, 2000, the Company transferred the obligations of two of its unfunded retirement plans to ONFS. These plans are non-qualified, defined benefit plans. In addition to the liabilities transferred, those employees covered by these plans became employees of ONFS effective December 31, 2000. The expenses related to these plans are reflected in the Company's 2000 and 1999 consolidated statements of income.

Weighted Average Assumptions used in calculating the funded status and net periodic benefit cost of the pension plans and other benefits were as follows:

                                              PENSION BENEFITS    OTHER BENEFITS
                                              -----------------  ---------------
                                               2000       1999    2000     1999
                                              -------   -------  ------   ------
Discount rate                                  6.80%      6.90%   7.65%    7.65%
Expected return on plan assets                10.50%     10.50%    --       --
Rate of compensation increase                  5.00%      5.70%    --       --


For measurement purposes, a five percent rate of increase in the per capita cost of covered health care benefits was assumed for 2001 and thereafter.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

Components of Net Periodic Benefit Cost for the pension plans and other benefits for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                             PENSION BENEFITS                 OTHER BENEFITS
                                     ------------------------------     ----------------------------
                                       2000       1999       1998        2000       1999       1998
                                     --------    -------    -------     -------    ------      -----
Service cost                         $ 2,061      2,634      2,520        267        300        258
Interest cost                          3,524      3,411      3,131        464        399        333
Expected return on plan assets        (3,553)    (2,404)    (2,087)      --         --         --
Amortization of prior service cost       (67)       (67)       (67)      (504)      (504)      (504)
Recognized actuarial loss             (1,119)       549        564       (213)      (115)      (139)
                                     --------    -------    -------     -------     -----      -----
Net periodic benefit cost            $   846      4,123      4,061         14         80        (52)
                                     ========    =======    =======     =======     =====      =====


            The health care cost trend rate assumption has a significant effect on the amounts reported for the health care plan. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 2000 and 1999 by $312 and $274, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 2000, 1999 and 1998 by $17, $17 and $17, respectively.

            The Company also maintains a qualified contributory defined contribution profit sharing plan covering substantially all employees. Company contributions to the Profit Sharing Plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense reported for contributions to the plan for 2000, 1999 and 1998 were $2,000, $1,917 and $1,829, respectively.

            The Company has other deferred compensation and supplemental pension plans. The expenses for these plans in 2000, 1999 and 1998 were $6,800, $8,962 and $6,277, respectively.

(12)        REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
            RESTRICTIONS

            ONLIC and ONLAC exceed the minimum risk-based capital (RBC) requirements as established by the NAIC as of December 31, 2000. Also, the impact of adoption of Codification by ONLIC and ONLAC as of January 1, 2001 (see note 3) did not have a material impact on their respective RBC levels.

            The Company has designated a portion of retained earnings for separate account contingencies and investment guarantees totaling $1,647 and $1,648 as of December 31, 2000 and 1999, respectively.

            The payment of dividends by the Company to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of the net income of the preceding calendar year or 10% of total equity as of the preceding December 31. The Company paid a dividend of approximately $55,000 to ONFS in November 2000. Dividends of approximately $78,270 may be paid in 2001 without prior approval.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

(13)   BANK LINES OF CREDIT

       As of December 31, 2000 and 1999, ONLIC had a $10,000 unsecured line of credit which was not utilized during 2000 and 1999.

(14)   CONTINGENCIES

       The Company and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(15)   REINSURANCE

       The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. The Company has reinsurance recoverables of $120,120 and $95,291 at December 31, 2000 and 1999, respectively. Ceded premiums approximated 15%, 12% and 9% of gross earned life and accident and health premiums during 2000, 1999 and 1998, respectively.

 (16)  SEGMENT INFORMATION

       The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes individual disability insurance along with group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)



                                                                 FOR THE YEAR ENDED OR
                                                                AS OF DECEMBER 31, 2000
                                             -------------------------------------------------------------
                                             INDIVIDUAL    PENSION
                                                LIFE          AND         OTHER
                                             INSURANCE     ANNUITIES    INSURANCE     CORPORATE      TOTAL
                                             ---------     ---------    ---------     ---------      -----
Revenues:
 Traditional life insurance premiums        $  105,171         --         31,020         --         136,191
 Accident and health insurance premiums           --           --         26,001         --          26,001
 Annuity premiums and charges                     --         46,100         --           --          46,100
 Universal life policy charges                  60,508         --           --           --          60,508
 Net investment income                         124,385      258,834        8,918       10,697       402,834
 Net realized losses on investments               --           --           --         (4,788)       (4,788)
 Other income                                      131       10,971         --          7,600        18,702
                                            ----------    ---------      -------      -------     ---------
                                               290,195      315,905       65,939       13,509       685,548
                                            ----------    ---------      -------      -------     ---------
Benefits and expenses:
 Benefits and claims                           164,690      215,896       46,947         --         427,533
 Provision for policyholders' dividends on
  participating policies                        26,623           18            5         --          26,646
 Operating expenses                             44,939       34,144       14,476       18,128       111,687
                                            ----------    ---------      -------      -------     ---------
                                               236,252      250,058       61,428       18,128       565,866

  Income (loss) before federal income taxes $   53,943       65,847        4,511       (4,619)      119,682
                                            ==========    =========      =======      =======     =========

Total assets as of December 31, 2000        $2,225,182    5,086,540      177,419      319,688     7,808,829
                                            ==========    =========      =======      =======     =========


                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

                                                                 FOR THE YEAR ENDED OR
                                                                AS OF DECEMBER 31, 1999
                                             -------------------------------------------------------------
                                             INDIVIDUAL    PENSION
                                                LIFE          AND         OTHER
                                             INSURANCE     ANNUITIES    INSURANCE    CORPORATE      TOTAL
                                             ---------     ---------    ---------    ---------     -------
Revenues:
 Traditional life insurance premiums        $  101,019         --         30,260         --        131,279
 Accident and health insurance premiums           --           --         25,530         --         25,530
 Annuity premiums and charges                     --         36,931         --           --         36,931
 Universal life policy charges                  66,189         --           --           --         66,189
 Net investment income                         118,147      265,808        8,756       21,436      414,147
 Net realized gains on investments                --           --           --         26,484       26,484
 Other income                                      172       14,355         --           --         14,527
                                            ----------    ---------      -------      -------    ---------
                                               285,527      317,094       64,546       47,920      715,087
                                            ----------    ---------      -------      -------    ---------
Benefits and expenses:
 Benefits and claims                           160,284      206,575       49,048         --        415,907
 Provision for policyholders' dividends on
       participation policies                   27,563           19         --           --         27,582
 Operating expenses                             46,148       46,743       14,102       14,227      121,220
                                            ----------    ---------      -------      -------    ---------
                                               233,995      253,337       63,150       14,227      564,709

   Income before federal income taxes       $   51,532       63,757        1,396       33,693      150,378
                                            ==========    =========      =======      =======    =========
Total assets as of December 31, 1999        $2,145,787    4,913,534      159,131      299,933    7,518,385
                                            ==========    =========      =======      =======    =========


                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)


                                                                     FOR THE YEAR ENDED OR
                                                                    AS OF DECEMBER 31, 1998
                                              -------------------------------------------------------------------
                                              INDIVIDUAL       PENSION
                                                 LIFE            AND          OTHER
                                              INSURANCE       ANNUITIES     INSURANCE     CORPORATE        TOTAL
                                              ---------       ---------     ---------     ---------        -----
Revenues:
 Traditional life insurance premiums        $    91,565           --          30,335          --          121,900
 Accident and health insurance premiums            --             --          25,183          --           25,183
 Annuity premiums and charges                      --           32,280          --            --           32,280
 Universal life policy charges                   59,743           --            --            --           59,743
 Net investment income                          111,723        267,560         7,721         7,821        394,825
 Net realized gains on investments                 --             --            --           1,903          1,903
 Other income                                       (29)        13,189          --            --           13,160
                                            -----------      ---------       -------       -------      ---------
                                                263,002        313,029        63,239         9,724        648,994
                                            -----------      ---------       -------       -------      ---------
Benefits and expenses:
 Benefits and claims                            146,503        212,512        41,647          --          400,662
 Provision for policyholders' dividends on
     participating policies                      27,635             24          --            --           27,659
 Operating expenses                              41,814         39,963        16,440        16,545        114,762
                                            -----------      ---------       -------       -------      ---------
                                                215,952        252,499        58,087        16,545        543,083

    Income (loss) before federal income
      taxes                                 $    47,050         60,530         5,152        (6,821)       105,911
                                            ===========      =========       =======       =======      =========

Total assets as of December 31, 1998        $ 1,994,834      4,263,703       161,577       441,408      6,861,522
                                            ===========      =========       =======       =======      =========

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2000

                                                                             MONEY
                                                             EQUITY         MARKET         BOND         OMNI       INTERNATIONAL
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                                          -------------   -----------   ----------   -----------   -------------
Assets -- Investments at market value (note 2)..........   $41,581,046    $3,271,864    $3,127,246   $24,158,627    $23,563,960
                                                           ===========    ==========    ==========   ===========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $40,645,978    $2,405,101    $3,087,820   $23,730,537    $23,546,932
  Annuity reserves for contract in payment period.......       935,068       866,763        39,426       428,090         17,028
                                                           -----------    ----------    ----------   -----------    -----------
Total contract owners' equity...........................   $41,581,046    $3,271,864    $3,127,246   $24,158,627    $23,563,960
                                                           ===========    ==========    ==========   ===========    ===========

                                                            CAPITAL
                                                          APPRECIATION    SMALL CAP
                                                           SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------
Assets -- Investments at market value (note 2)..........  $11,733,134    $16,898,182
                                                          ===========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $11,690,625    $16,898,182
  Annuity reserves for contract in payment period.......       42,509              0
                                                          -----------    -----------
Total contract owners' equity...........................  $11,733,134    $16,898,182
                                                          ===========    ===========

                                                          INTERNATIONAL
                                                              SMALL       AGGRESSIVE       CORE       GROWTH &       S&P 500
                                                             COMPANY        GROWTH        GROWTH       INCOME         INDEX
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                                          -------------   -----------   ----------   -----------   ------------
Assets -- Investments at market value (note 2)..........   $ 4,853,157    $2,104,814    $4,439,694   $13,328,584   $19,236,171
                                                           ===========    ==========    ==========   ===========   ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $ 4,853,157    $2,104,814    $4,439,694   $13,306,778   $19,049,952
  Annuity reserves for contract in payment period.......             0             0             0        21,806       186,219
                                                           -----------    ----------    ----------   -----------   -----------
Total contract owners' equity...........................   $ 4,853,157    $2,104,814    $4,439,694   $13,328,584   $19,236,171
                                                           ===========    ==========    ==========   ===========   ===========


                                                             SOCIAL          BLUE
                                                           AWARENESS         CHIP
                                                           SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------
Assets -- Investments at market value (note 2)..........  $   240,232    $   230,402
                                                          ===========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $   240,232    $   230,402
  Annuity reserves for contract in payment period.......            0              0
                                                          -----------    -----------
Total contract owners' equity...........................  $   240,232    $   230,402
                                                          ===========    ===========

                                                             EQUITY       HIGH INCOME    CAPITAL       NASDAQ      DOW TARGET 5
                                                             INCOME          BOND         GROWTH         100         JANUARY
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                                          -------------   -----------   ----------   -----------   ------------
Assets -- Investments at market value (note 2)..........   $    17,140    $   19,613    $1,084,917   $   224,088   $    11,159
                                                           ===========    ==========    ==========   ===========   ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $    17,140    $   19,613    $1,084,917   $   224,088   $    11,159
                                                           ===========    ==========    ==========   ===========   ===========

                                                          DOW TARGET 5   DOW TARGET 5
                                                            FEBRUARY        APRIL
                                                           SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------
Assets -- Investments at market value (note 2)..........  $     1,289    $       337
                                                          ===========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $     1,289    $       337
                                                          ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2000

                                                           DOW TARGET 5    DOW TARGET 5   DOW TARGET 5   DOW TARGET 5
                                                               MAY             JUNE           JULY          AUGUST
                                                            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          --------------   ------------   ------------   ------------
Assets -- Investments at market value (note 2)..........     $  1,312       $       58     $       59     $    1,211
                                                             ========       ==========     ==========     ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............     $  1,312       $       58     $       59     $    1,211
                                                             ========       ==========     ==========     ==========

                                                          DOW TARGET 5   DOW TARGET 5   DOW TARGET 5
                                                           SEPTEMBER       OCTOBER        NOVEMBER
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------   ------------
Assets -- Investments at market value (note 2)..........    $     56       $     58      $    7,879
                                                            ========       ========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............    $     56       $     58      $    7,879
                                                            ========       ========      ==========

                                                                            JANUS ASPEN SERIES INSTITUTIONAL SHARES
                                                                           ------------------------------------------
                                                           DOW TARGET 5                    WORLDWIDE
                                                             DECEMBER         GROWTH         GROWTH        BALANCED
                                                            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          --------------   ------------   ------------   ------------
Assets -- Investments at market value (note 2)..........     $     53       $3,405,614     $3,391,171     $2,201,190
                                                             ========       ==========     ==========     ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............     $     53       $3,405,614     $3,391,171     $2,201,190
                                                             ========       ==========     ==========     ==========

                                                                    STRONG VARIABLE FUNDS
                                                          ------------------------------------------
                                                          OPPORTUNITY      SCHAFER        MID-CAP
                                                               II          VALUE II      GROWTH II
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------   ------------
Assets -- Investments at market value (note 2)..........    $198,518       $202,749      $1,272,706
                                                            ========       ========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............    $198,518       $202,749      $1,272,706
                                                            ========       ========      ==========

                                                          MORGAN STANLEY                 GOLDMAN SACHS
                                                          --------------   ------------------------------------------
                                                             US REAL        VIT GROWTH      VIT CORE     VIT CAPITAL
                                                              ESTATE         & INCOME      US EQUITY        GROWTH
                                                            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          --------------   ------------   ------------   ------------
Assets -- Investments at market value (note 2)..........     $238,161       $   90,648     $  122,639     $   50,394
                                                             ========       ==========     ==========     ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............     $238,161       $   90,648     $  122,639     $   50,394
                                                             ========       ==========     ==========     ==========

                                                               LAZARD RETIREMENT            PBHG
                                                          ---------------------------   ------------
                                                            EMERGING        SMALL          TECH &
                                                             MARKET          CAP            COMM
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------   ------------
Assets -- Investments at market value (note 2)..........    $ 47,326       $167,561      $  465,979
                                                            ========       ========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............    $ 47,326       $167,561      $  465,979
                                                            ========       ========      ==========

                                                                         FIDELITY INVESTMENTS
                                                              -------------------------------------------
                                                              VIP III MID    VIP II CONTRA    VIP GROWTH
                                                                CAP CL 2       FUND CL 2         CL 2
                                                               SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                              ------------   -------------   ------------
Assets -- Investments at market value (note 2)..............   $  311,046     $   81,801      $  243,506
                                                               ==========     ==========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3).................   $  311,046     $   81,801      $  243,506
                                                               ==========     ==========      ==========

                                                                  JANUS ASPEN SERIES SERVICES SHARES
                                                              ------------------------------------------
                                                                              WORLDWIDE
                                                                 GROWTH         GROWTH        BALANCED
                                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                              ------------   ------------   ------------
Assets -- Investments at market value (note 2)..............    $295,509       $239,825      $  146,029
                                                                ========       ========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3).................    $295,509       $239,825      $  146,029
                                                                ========       ========      ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 2000 and 1999

                                                            EQUITY                   MONEY MARKET                   BOND
                                                          SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                                  ---------------------------   -----------------------   ------------------------
                                                      2000           1999          2000         1999         2000          1999
                                                  ------------   ------------   ----------   ----------   -----------   ----------
Investment activity:
  Reinvested dividends..........................  $  2,334,769   $    158,742   $  232,665   $  225,724   $   230,298   $  298,236
  Risk & administrative expense (note 4)........      (460,090)      (478,211)     (35,947)     (42,741)      (35,040)     (40,556)
                                                  ------------   ------------   ----------   ----------   -----------   ----------
       Net investment activity..................     1,874,679       (319,469)     196,718      182,983       195,258      257,680
                                                  ------------   ------------   ----------   ----------   -----------   ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...................       164,578     20,150,862            0            0             0            0
     Realized gain (loss).......................      (239,484)     3,064,788        2,539       (3,325)      (75,720)     (44,458)
     Unrealized gain (loss).....................    (5,445,433)   (14,467,643)           0            0        38,010     (230,000)
                                                  ------------   ------------   ----------   ----------   -----------   ----------
       Net gain (loss) on investments...........    (5,520,339)     8,748,007        2,539       (3,325)      (37,710)    (274,458)
                                                  ------------   ------------   ----------   ----------   -----------   ----------
          Net increase (decrease) in contract
            owners' equity from operations......  $ (3,645,660)  $  8,428,538   $  199,257   $  179,658   $   157,548   $  (16,778)
                                                  ============   ============   ==========   ==========   ===========   ==========

                                                            OMNI
                                                         SUBACCOUNT
                                                  -------------------------
                                                      2000          1999
                                                  ------------   ----------
Investment activity:
  Reinvested dividends..........................  $    359,848   $  796,221
  Risk & administrative expense (note 4)........      (316,065)    (364,706)
                                                  ------------   ----------
       Net investment activity..................        43,783      431,515
                                                  ------------   ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...................     4,535,699    1,224,231
     Realized gain (loss).......................     1,677,996    2,008,442
     Unrealized gain (loss).....................   (10,872,181)    (148,783)
                                                  ------------   ----------
       Net gain (loss) on investments...........    (4,658,486)   3,083,890
                                                  ------------   ----------
          Net increase (decrease) in contract
            owners' equity from operations......  $ (4,614,703)  $3,515,405
                                                  ============   ==========

                                                         INTERNATIONAL           CAPITAL APPRECIATION            SMALL CAP
                                                          SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                                  ---------------------------   -----------------------   ------------------------
                                                      2000           1999          2000         1999         2000          1999
                                                  ------------   ------------   ----------   ----------   -----------   ----------
Investment activity:
  Reinvested dividends..........................  $  5,017,698   $          0   $1,380,404   $  337,943   $ 1,397,536   $        0
  Risk & administrative expense (note 4)........      (309,027)      (247,052)    (100,461)    (114,400)     (208,025)    (117,155)
                                                  ------------   ------------   ----------   ----------   -----------   ----------
       Net investment activity..................     4,708,671       (247,052)   1,279,943      223,543     1,189,511     (117,155)
                                                  ------------   ------------   ----------   ----------   -----------   ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...................     1,954,200              0       10,913    1,027,347     2,367,565    5,016,049
     Realized gain (loss).......................     1,075,879       (461,499)    (105,080)     107,420       837,855      803,917
     Unrealized gain (loss).....................   (14,949,532)    14,166,256    1,477,230     (766,935)   (6,781,429)   4,000,217
                                                  ------------   ------------   ----------   ----------   -----------   ----------
       Net gain (loss) on investments...........   (11,919,453)    13,704,757    1,383,063      367,832    (3,576,009)   9,820,183
                                                  ------------   ------------   ----------   ----------   -----------   ----------
          Net increase (decrease) in contract
            owners' equity from operations......  $ (7,210,782)  $ 13,457,705   $2,663,006   $  591,375   $(2,386,498)  $9,703,028
                                                  ============   ============   ==========   ==========   ===========   ==========

                                                   INTERNATIONAL SMALL CO.
                                                         SUBACCOUNT
                                                  -------------------------
                                                      2000          1999
                                                  ------------   ----------
Investment activity:
  Reinvested dividends..........................  $          0   $        0
  Risk & administrative expense (note 4)........       (63,493)     (44,594)
                                                  ------------   ----------
       Net investment activity..................       (63,493)     (44,594)
                                                  ------------   ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...................       295,558      671,300
     Realized gain (loss).......................       217,233       93,100
     Unrealized gain (loss).....................    (2,731,901)   2,962,132
                                                  ------------   ----------
       Net gain (loss) on investments...........    (2,219,110)   3,726,532
                                                  ------------   ----------
          Net increase (decrease) in contract
            owners' equity from operations......  $ (2,282,603)  $3,681,938
                                                  ============   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 2000 and 1999

                                                         AGGRESSIVE GROWTH           CORE GROWTH              GROWTH & INCOME
                                                            SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                                       ---------------------   ------------------------   ------------------------
                                                         2000        1999         2000          1999         2000          1999
                                                       ---------   ---------   -----------   ----------   -----------   ----------
Investment activity:
  Reinvested dividends...............................  $       0   $       0   $   500,196   $        0   $ 1,440,562   $   21,336
  Risk & administrative expense (note 4).............    (26,636)    (26,005)      (54,301)     (24,373)     (150,942)     (98,158)
                                                       ---------   ---------   -----------   ----------   -----------   ----------
       Net investment activity.......................    (26,636)    (26,005)      445,895      (24,373)    1,289,620      (76,822)
                                                       ---------   ---------   -----------   ----------   -----------   ----------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................          0           0       264,805      949,341       425,582    2,196,234
     Realized gain (loss)............................     15,143     (47,192)      245,843      144,682       376,037      225,476
     Unrealized gain (loss)..........................   (819,137)    176,397    (2,136,939)   1,030,245    (3,496,600)   3,034,105
                                                       ---------   ---------   -----------   ----------   -----------   ----------
       Net gain (loss) on investments................   (803,994)    129,205    (1,626,291)   2,124,268    (2,694,981)   5,455,815
                                                       ---------   ---------   -----------   ----------   -----------   ----------
          Net increase (decrease) in contract owners'
            equity from operations...................  $(830,630)  $ 103,200   $(1,180,396)  $2,099,895   $(1,405,361)  $5,378,993
                                                       =========   =========   ===========   ==========   ===========   ==========

                                                            S&P 500 INDEX
                                                              SUBACCOUNT
                                                       ------------------------
                                                          2000          1999
                                                       -----------   ----------
Investment activity:
  Reinvested dividends...............................  $   674,958   $  495,882
  Risk & administrative expense (note 4).............     (217,298)    (195,698)
                                                       -----------   ----------
       Net investment activity.......................      457,660      300,184
                                                       -----------   ----------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................      166,230    1,783,851
     Realized gain (loss)............................      425,688      476,383
     Unrealized gain (loss)..........................   (3,321,234)   1,973,695
                                                       -----------   ----------
       Net gain (loss) on investments................   (2,729,316)   4,233,929
                                                       -----------   ----------
          Net increase (decrease) in contract owners'
            equity from operations...................  $(2,271,656)  $4,534,113
                                                       ===========   ==========

                                                         SOCIAL AWARENESS            BLUE CHIP                EQUITY INCOME
                                                            SUBACCOUNT               SUBACCOUNT                 SUBACCOUNT
                                                       --------------------   ------------------------   ------------------------
                                                         2000        1999        2000        1999(b)        2000        1999(b)
                                                       ---------   --------   -----------   ----------   -----------   ----------
Investment activity:
  Reinvested dividends...............................  $       0   $  1,714   $       788   $        0   $       150   $        6
  Risk & administrative expense (note 4).............     (3,225)    (3,925)         (776)           0          (110)           0
                                                       ---------   --------   -----------   ----------   -----------   ----------
       Net investment activity.......................     (3,225)    (2,211)           12            0            40            6
                                                       ---------   --------   -----------   ----------   -----------   ----------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................          0          0            49            0             0            0
     Realized gain (loss)............................    (10,059)  (115,903)         (601)           0            (5)           0
     Unrealized gain (loss)..........................    (20,851)   155,885         7,319            0        (3,000)          34
                                                       ---------   --------   -----------   ----------   -----------   ----------
       Net gain (loss) on investments................    (30,910)    39,982         6,767            0        (3,005)          34
                                                       ---------   --------   -----------   ----------   -----------   ----------
          Net increase (decrease) in contract owners'
            equity from operations...................  $ (34,135)  $ 37,771   $     6,779   $        0   $    (2,965)  $       40
                                                       =========   ========   ===========   ==========   ===========   ==========

                                                           HIGH INCOME BOND
                                                              SUBACCOUNT
                                                       ------------------------
                                                          2000        1999(b)
                                                       -----------   ----------
Investment activity:
  Reinvested dividends...............................  $     2,554   $      121
  Risk & administrative expense (note 4).............         (273)          (6)
                                                       -----------   ----------
       Net investment activity.......................        2,281          115
                                                       -----------   ----------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................            0            0
     Realized gain (loss)............................       (2,566)           0
     Unrealized gain (loss)..........................       (2,015)         (52)
                                                       -----------   ----------
       Net gain (loss) on investments................       (4,581)         (52)
                                                       -----------   ----------
          Net increase (decrease) in contract owners'
            equity from operations...................  $    (2,300)  $       63
                                                       ===========   ==========

---------------

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 2000 and 1999

                                                                                           DOW TARGET 10    DOW TARGET 5
                                                                               NASDAQ     ---------------   ----------
                                                         CAPITAL GROWTH         100          NOVEMBER        JANUARY
                                                           SUBACCOUNT        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                       -------------------   ----------   ---------------   ----------
                                                         2000      1999(b)    2000(c)     2000    1999(a)    2000(a)
                                                       ---------   -------   ----------   -----   -------   ----------
Investment activity:
  Reinvested dividends...............................  $       0   $     0    $      0    $  94    $ 24       $  296
  Risk & administrative expense (note 4).............    (10,538)     (122)       (679)     (55)     (9)        (104)
                                                       ---------   -------    --------    -----    ----       ------
       Net investment activity.......................    (10,538)     (122)       (679)      39      15          192
                                                       ---------   -------    --------    -----    ----       ------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................        660    19,904           0        0       0            0
     Realized gain (loss)............................     (7,431)    1,964      (2,209)    (589)      0         (315)
     Unrealized gain (loss)..........................   (409,134)     (340)    (75,970)    (102)    101        1,314
                                                       ---------   -------    --------    -----    ----       ------
       Net gain on investments.......................   (415,905)   21,528     (78,179)    (691)    101          999
                                                       ---------   -------    --------    -----    ----       ------
          Net increase in contract owners' equity
            from operations..........................  $(426,443)  $21,406    $(78,858)   $(652)   $116       $1,191
                                                       =========   =======    ========    =====    ====       ======

                                                          DOW TARGET 5
                                                       -----------------------
                                                        FEBRUARY      APRIL
                                                       SUBACCOUNT   SUBACCOUNT
                                                       ----------   ----------
                                                        2000(a)      2000(a)
                                                       ----------   ----------
Investment activity:
  Reinvested dividends...............................   $    24       $   6
  Risk & administrative expense (note 4).............        (6)         (2)
                                                        -------       -----
       Net investment activity.......................        18           4
                                                        -------       -----
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................         0           0
     Realized gain (loss)............................       (14)        (25)
     Unrealized gain (loss)..........................       310          83
                                                        -------       -----
       Net gain on investments.......................       296          58
                                                        -------       -----
          Net increase in contract owners' equity
            from operations..........................   $   314       $  62
                                                        =======       =====

                                                                                      DOW TARGET 5
                                                       ---------------------------------------------------------------------------
                                                          MAY          JUNE         JULY        AUGUST     SEPTEMBER     OCTOBER
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       ----------   ----------   ----------   ----------   ----------   ----------
                                                        2000(a)      2000(a)      2000(a)      2000(a)      2000(a)      2000(a)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends...............................  $      21     $     1      $      1      $   9         $  0        $    0
  Risk & administrative expense (note 4).............         (6)          0             0         (4)           0             0
                                                       ---------     -------      --------      -----         ----        ------
       Net investment activity.......................         15           1             1          5            0             0
                                                       ---------     -------      --------      -----         ----        ------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................          0           0             0          0            0             0
     Realized gain (loss)............................        (48)          0             0         21            0             0
     Unrealized gain (loss)..........................        319           8             8        160            6             8
                                                       ---------     -------      --------      -----         ----        ------
       Net gain (loss) on investments................        271           8             8        181            6             8
                                                       ---------     -------      --------      -----         ----        ------
          Net increase (decrease) in contract owners'
            equity from operations...................  $     286     $     9      $      9      $ 186         $  6        $    8
                                                       =========     =======      ========      =====         ====        ======

                                                            DOW TARGET 5
                                                       -----------------------
                                                              NOVEMBER
                                                             SUBACCOUNT
                                                       -----------------------
                                                          2000       1999(a)
                                                       ----------   ----------
Investment activity:
  Reinvested dividends...............................   $   172       $  34
  Risk & administrative expense (note 4).............       (61)        (10)
                                                        -------       -----
       Net investment activity.......................       111          24
                                                        -------       -----
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................         0           0
     Realized gain (loss)............................       (50)        (75)
     Unrealized gain (loss)..........................    (1,123)        (32)
                                                        -------       -----
       Net gain (loss) on investments................    (1,173)       (107)
                                                        -------       -----
          Net increase (decrease) in contract owners'
            equity from operations...................   $(1,062)      $ (83)
                                                        =======       =====

---------------

(a) See Note 7.

(b) Period from November 1, 1999, date of commencement of operations.

(c) Period from May 1, 2000, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 2000 and 1999

                                                              DOW TARGET 5
                                                              ------------
                                                                DECEMBER
                                                               SUBACCOUNT
                                                              ------------
                                                                2000(a)
                                                              ------------
Investment activity:
  Reinvested dividends......................................    $     0
  Risk & administrative expense (note 4)....................          0
                                                                -------
       Net investment activity..............................          0
                                                                -------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains...............................          1
     Realized gain (loss)...................................          0
     Unrealized gain (loss).................................          2
                                                                -------
       Net gain (loss) on investments.......................          3
                                                                -------
          Net increase (decrease) in contract owners' equity
            from operations.................................    $     3
                                                                =======

                                                                           JANUS ASPEN SERIES INSTITUTIONAL SHARES
                                                              -----------------------------------------------------------------
                                                                    GROWTH            WORLDWIDE GROWTH           BALANCED
                                                                  SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                                              -------------------   ---------------------   -------------------
                                                                2000      1999(b)      2000       1999(b)     2000      1999(b)
                                                              ---------   -------   -----------   -------   ---------   -------
Investment activity:
  Reinvested dividends......................................  $  76,856   $   962   $    65,181   $     0   $ 113,175   $ 5,962
  Risk & administrative expense (note 4)....................    (30,643)     (681)      (30,704)     (467)    (19,184)     (397)
                                                              ---------   -------   -----------   -------   ---------   -------
       Net investment activity..............................     46,213       281        34,477      (467)     93,991     5,565
                                                              ---------   -------   -----------   -------   ---------   -------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains...............................    180,459         0       210,449         0     114,401         0
     Realized gain (loss)...................................      4,080     5,243         3,258     2,566      (3,928)      356
     Unrealized gain (loss).................................   (877,896)   65,747    (1,001,863)   83,099    (284,240)   21,636
                                                              ---------   -------   -----------   -------   ---------   -------
       Net gain (loss) on investments.......................   (693,357)   70,990      (788,156)   85,665    (173,767)   21,992
                                                              ---------   -------   -----------   -------   ---------   -------
          Net increase (decrease) in contract owners' equity
            from operations.................................  $(647,144)  $71,271   $  (753,679)  $85,198   $ (79,776)  $27,557
                                                              =========   =======   ===========   =======   =========   =======

                                                        STRONG VARIABLE ANNUITY FUNDS                           MORGAN STANLEY
                                    ---------------------------------------------------------------------    --------------------
                                      OPPORTUNITY II         SCHAFER VALUE II          MID-CAP GROWTH           US REAL ESTATE
                                        SUBACCOUNT              SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                    -------------------    --------------------    ----------------------    --------------------
                                      2000      1999(b)      2000       1999(b)       2000        1999(b)      2000       1999(b)
                                    --------    -------    ---------    -------    -----------    -------    ---------    -------
Investment activity:
  Reinvested dividends............  $    448    $     0    $     884    $     0    $         0    $     0    $   4,240    $ 1,107
  Risk & administrative expense
     (note 4).....................    (1,263)         0       (1,836)         0         (8,676)       (35)      (2,204)       (23)
                                    --------    -------    ---------    -------    -----------    -------    ---------    -------
       Net investment activity....      (815)         0         (952)         0         (8,676)       (35)       2,036      1,084
                                    --------    -------    ---------    -------    -----------    -------    ---------    -------
  Realized & Unrealized gain
     (loss) on investments:
     Reinvested capital gains.....    24,338          0            0          0         98,365          0        1,189          0
     Realized gain (loss).........     2,303     (1,646)          51      1,758         12,418        217       22,732          0
     Unrealized gain (loss).......   (21,841)        49        6,100         53       (380,861)     7,312       21,904      1,118
                                    --------    -------    ---------    -------    -----------    -------    ---------    -------
       Net gain (loss) on
          investments.............     4,800     (1,597)       6,151      1,811       (270,078)     7,529       45,825      1,118
                                    --------    -------    ---------    -------    -----------    -------    ---------    -------
          Net increase (decrease)
            in contract owners'
            equity from
            operations............  $  3,985    $(1,597)   $   5,199    $ 1,811    $  (278,754)   $ 7,494    $  47,861    $ 2,202
                                    ========    =======    =========    =======    ===========    =======    =========    =======

---------------

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 2000 and 1999

                                                                                GOLDMAN SACHS
                                                       ---------------------------------------------------------------
                                                                                                           VIT CAPITAL
                                                         VIT GROWTH & INCOME       VIT CORE US EQUITY        GROWTH
                                                             SUBACCOUNT                SUBACCOUNT          SUBACCOUNT
                                                       -----------------------   -----------------------   -----------
                                                          2000       1999(b)        2000       1999(b)       2000(b)
                                                       ----------   ----------   ----------   ----------   -----------
Investment activity:
  Reinvested dividends...............................   $   334     $     197     $    770      $    0       $    56
  Risk & administrative expense (note 4).............      (567)          (27)      (1,270)        (29)         (413)
                                                        -------     ---------     --------      ------       -------
       Net investment activity.......................      (233)          170         (500)        (29)         (357)
                                                        -------     ---------     --------      ------       -------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................         0             0          687           0         2,981
     Realized gain (loss)............................       240             0          522         225           192
     Unrealized gain (loss)..........................    (4,418)          494      (14,536)      3,467        (6,287)
                                                        -------     ---------     --------      ------       -------
       Net gain (loss) on investments................    (4,178)          494      (13,327)      3,692        (3,114)
                                                        -------     ---------     --------      ------       -------
          Net increase (decrease) in contract owners'
            equity from operations...................   $(4,411)    $     664     $(13,827)     $3,663       $(3,471)
                                                        =======     =========     ========      ======       =======


                                                                LAZARD RETIREMENT
                                                       ------------------------------------
                                                           EMERGING MARKET       SMALL CAP
                                                             SUBACCOUNT          SUBACCOUNT
                                                       -----------------------   ----------
                                                          2000       1999(b)        2000
                                                       ----------   ----------   ----------
Investment activity:
  Reinvested dividends...............................   $     90     $      8     $   329
  Risk & administrative expense (note 4).............       (421)          (3)     (1,057)
                                                        --------     --------     -------
       Net investment activity.......................       (331)           5        (728)
                                                        --------     --------     -------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................      1,962            0       1,250
     Realized gain (loss)............................     (2,148)           0         755
     Unrealized gain (loss)..........................    (16,135)         471      15,543
                                                        --------     --------     -------
       Net gain (loss) on investments................    (16,321)         471      17,548
                                                        --------     --------     -------
          Net increase (decrease) in contract owners'
            equity from operations...................   $(16,652)    $    476     $16,820
                                                        ========     ========     =======

                                                         LAZARD        PBHG
                                                       RETIREMENT   ----------        FIDELITY VIP SERVICE CL 2
                                                       ----------     TECH &     ------------------------------------
                                                       SMALL CAP       COMM       MID CAP     CONTRAFUND     GROWTH
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       ----------   ----------   ----------   ----------   ----------
                                                        1999(b)      2000(c)      2000(c)      2000(c)      2000(c)
                                                       ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends...............................   $     0     $       0     $    921      $    0      $     0
  Risk & administrative expense (note 4).............         0        (1,558)        (533)        (78)        (291)
                                                        -------     ---------     --------      ------      -------
       Net investment activity.......................         0        (1,558)         388         (78)        (291)
                                                        -------     ---------     --------      ------      -------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................         0        18,025            0           0            0
     Realized gain (loss)............................         0        10,114       (1,335)        (52)        (649)
     Unrealized gain (loss)..........................         1      (247,394)      15,856       1,704       (6,855)
                                                        -------     ---------     --------      ------      -------
       Net gain (loss) on investments................         1      (219,255)      14,521       1,652       (7,504)
                                                        -------     ---------     --------      ------      -------
          Net increase (decrease) in contract owners'
            equity from operations...................   $     1     $(220,813)    $ 14,909      $1,574      $(7,795)
                                                        =======     =========     ========      ======      =======

                                                        JANUS ASPEN SERIES SERVICE SHARES
                                                       ------------------------------------
                                                                    WORLDWIDE
                                                         GROWTH       GROWTH      BALANCED
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       ----------   ----------   ----------
                                                        2000(c)      2000(c)      2000(c)
                                                       ----------   ----------   ----------
Investment activity:
  Reinvested dividends...............................   $  1,959     $  1,842     $ 2,674
  Risk & administrative expense (note 4).............       (899)      (1,038)       (502)
                                                        --------     --------     -------
       Net investment activity.......................      1,060          804       2,172
                                                        --------     --------     -------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................      5,224        7,214       2,259
     Realized gain (loss)............................     (1,561)      (1,685)       (214)
     Unrealized gain (loss)..........................    (37,873)     (51,359)     (8,555)
                                                        --------     --------     -------
       Net gain (loss) on investments................    (34,210)     (45,830)     (6,510)
                                                        --------     --------     -------
          Net increase (decrease) in contract owners'
            equity from operations...................   $(33,150)    $(45,026)    $(4,338)
                                                        ========     ========     =======

---------------

(b) Period from November 1, 1999, date of commencement of operations.

(c) Period from May 1, 2000, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                      EQUITY                    MONEY MARKET                   BOND
                                                    SUBACCOUNT                   SUBACCOUNT                 SUBACCOUNT
                                            ---------------------------   ------------------------   -------------------------
                                                2000           1999          2000          1999         2000          1999
                                            ------------   ------------   -----------   ----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
     Net investment activity..............  $  1,874,679   $   (319,469)  $   196,718   $  182,983   $   195,258   $   257,680
     Reinvested capital gains.............       164,578     20,150,862             0            0             0             0
     Realized gain (loss).................      (239,484)     3,064,788         2,539       (3,325)      (75,720)      (44,458)
     Unrealized gain (loss)...............    (5,445,433)   (14,467,643)            0            0        38,010      (230,000)
                                            ------------   ------------   -----------   ----------   -----------   -----------
          Net increase (decrease) in
            contract owners' equity from
            operations....................    (3,645,660)     8,428,538       199,257      179,658       157,548       (16,778)
                                            ------------   ------------   -----------   ----------   -----------   -----------
Equity transactions:
  Sales:
     Contract purchase payments...........       858,688        949,792       171,301      621,151       114,756       362,884
     Transfers from fixed & other
       subaccounts........................     1,851,582      2,858,015     2,487,197    5,065,523         9,627       239,788
                                            ------------   ------------   -----------   ----------   -----------   -----------
                                               2,710,270      3,807,807     2,658,498    5,686,674       124,383       602,672
                                            ------------   ------------   -----------   ----------   -----------   -----------
  Redemptions:
     Withdrawals, surrenders & contract
       charges............................     5,596,191      5,123,319     1,219,072    1,372,115       653,984       564,887
     Annuity & death benefit payments.....       720,787        759,507        97,408      128,071        39,685       269,265
     Transfers to fixed & other
       subaccounts........................     3,526,214      5,577,253     3,464,838    3,480,999       517,157       764,132
                                            ------------   ------------   -----------   ----------   -----------   -----------
                                               9,843,192     11,460,079     4,781,318    4,981,185     1,210,826     1,598,284
                                            ------------   ------------   -----------   ----------   -----------   -----------
       Net equity transactions............    (7,132,922)    (7,652,272)   (2,122,820)     705,489    (1,086,443)     (995,612)
                                            ------------   ------------   -----------   ----------   -----------   -----------
          Net change in contract owners'
            equity........................   (10,778,582)       776,266    (1,923,563)     885,147      (928,895)   (1,012,390)
Contract owners' equity:
  Beginning of period.....................    52,359,628     51,583,362     5,195,427    4,310,280     4,056,141     5,068,531
                                            ------------   ------------   -----------   ----------   -----------   -----------
  End of period...........................  $ 41,581,046   $ 52,359,628   $ 3,271,864   $5,195,427   $ 3,127,246   $ 4,056,141
                                            ============   ============   ===========   ==========   ===========   ===========

                                                       OMNI
                                                    SUBACCOUNT
                                            --------------------------
                                                2000          1999
                                            ------------   -----------
Increase (decrease) in contract owners'
  equity from operations:
     Net investment activity..............  $     43,783   $   431,515
     Reinvested capital gains.............     4,535,699     1,224,231
     Realized gain (loss).................     1,677,996     2,008,442
     Unrealized gain (loss)...............   (10,872,181)     (148,783)
                                            ------------   -----------
          Net increase (decrease) in
            contract owners' equity from
            operations....................    (4,614,703)    3,515,405
                                            ------------   -----------
Equity transactions:
  Sales:
     Contract purchase payments...........       294,752       666,992
     Transfers from fixed & other
       subaccounts........................       256,600     1,106,315
                                            ------------   -----------
                                                 551,352     1,773,307
                                            ------------   -----------
  Redemptions:
     Withdrawals, surrenders & contract
       charges............................     3,475,688     3,564,970
     Annuity & death benefit payments.....       744,811       932,987
     Transfers to fixed & other
       subaccounts........................     3,336,114     5,144,919
                                            ------------   -----------
                                               7,556,613     9,642,876
                                            ------------   -----------
       Net equity transactions............    (7,005,261)   (7,869,569)
                                            ------------   -----------
          Net change in contract owners'
            equity........................   (11,619,964)   (4,354,164)
Contract owners' equity:
  Beginning of period.....................    35,778,591    40,132,755
                                            ------------   -----------
  End of period...........................  $ 24,158,627   $35,778,591
                                            ============   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                  INTERNATIONAL            CAPITAL APPRECIATION              SMALL CAP
                                                    SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                            --------------------------   -------------------------   -------------------------
                                                2000          1999          2000          1999          2000          1999
                                            ------------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
     Net investment activity..............  $  4,708,671   $  (247,052)  $ 1,279,943   $   223,543   $ 1,189,511   $  (117,155)
     Reinvested capital gains.............     1,954,200             0        10,913     1,027,347     2,367,565     5,016,049
     Realized gain (loss).................     1,075,879      (461,499)     (105,080)      107,420       837,855       803,917
     Unrealized gain (loss)...............   (14,949,532)   14,166,256     1,477,230      (766,935)   (6,781,429)    4,000,217
                                            ------------   -----------   -----------   -----------   -----------   -----------
          Net increase (decrease) in
            contract owners' equity from
            operations....................    (7,210,782)   13,457,705     2,663,006       591,375    (2,386,498)    9,703,028
                                            ------------   -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Sales:
     Contract purchase payments...........       329,024       405,805       229,297       644,262       503,283       643,462
     Transfers from fixed & other
       subaccounts........................       459,474       506,762       970,397       931,594     2,552,246     3,272,715
                                            ------------   -----------   -----------   -----------   -----------   -----------
                                                 788,498       912,567     1,199,694     1,575,856     3,055,529     3,916,177
                                            ------------   -----------   -----------   -----------   -----------   -----------
  Redemptions:
     Withdrawals, surrenders & contract
       charges............................     2,033,273     2,409,535       606,342       835,021     1,102,488     1,327,858
     Annuity & death benefit payments.....       314,506       491,647       193,656       276,869       197,087       181,117
     Transfers to fixed & other
       subaccounts........................     1,226,496     6,030,672     2,446,410     1,880,606     2,063,231     1,558,667
                                            ------------   -----------   -----------   -----------   -----------   -----------
                                               3,574,275     8,931,854     3,246,408     2,992,496     3,362,806     3,067,642
                                            ------------   -----------   -----------   -----------   -----------   -----------
       Net equity transactions............    (2,785,777)   (8,019,287)   (2,046,714)   (1,416,640)     (307,277)      848,535
                                            ------------   -----------   -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity........................    (9,996,559)    5,438,418       616,292      (825,265)   (2,693,775)   10,551,563
Contract owners' equity:
  Beginning of period.....................    33,560,519    28,122,101    11,116,842    11,942,107    19,591,957     9,040,394
                                            ------------   -----------   -----------   -----------   -----------   -----------
  End of period...........................  $ 23,563,960   $33,560,519   $11,733,134   $11,116,842   $16,898,182   $19,591,957
                                            ============   ===========   ===========   ===========   ===========   ===========

                                            INTERNATIONAL SMALL CO.
                                                   SUBACCOUNT
                                            ------------------------
                                               2000          1999
                                            -----------   ----------
Increase (decrease) in contract owners'
  equity from operations:
     Net investment activity..............  $   (63,493)  $  (44,594)
     Reinvested capital gains.............      295,558      671,300
     Realized gain (loss).................      217,233       93,100
     Unrealized gain (loss)...............   (2,731,901)   2,962,132
                                            -----------   ----------
          Net increase (decrease) in
            contract owners' equity from
            operations....................   (2,282,603)   3,681,938
                                            -----------   ----------
Equity transactions:
  Sales:
     Contract purchase payments...........       86,627      108,466
     Transfers from fixed & other
       subaccounts........................      817,303      678,360
                                            -----------   ----------
                                                903,930      786,826
                                            -----------   ----------
  Redemptions:
     Withdrawals, surrenders & contract
       charges............................      193,889      151,314
     Annuity & death benefit payments.....       80,236       39,040
     Transfers to fixed & other
       subaccounts........................      585,751    1,496,514
                                            -----------   ----------
                                                859,876    1,686,868
                                            -----------   ----------
       Net equity transactions............       44,054     (900,042)
                                            -----------   ----------
          Net change in contract owners'
            equity........................   (2,238,549)   2,781,896
Contract owners' equity:
  Beginning of period.....................    7,091,706    4,309,810
                                            -----------   ----------
  End of period...........................  $ 4,853,157   $7,091,706
                                            ===========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                               AGGRESSIVE GROWTH            CORE GROWTH               GROWTH & INCOME
                                                  SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                            -----------------------   ------------------------   -------------------------
                                               2000         1999         2000          1999         2000          1999
                                            ----------   ----------   -----------   ----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
     Net investment activity..............  $  (26,636)  $  (26,005)  $   445,895   $  (24,373)  $ 1,289,620   $   (76,822)
     Reinvested capital gains.............           0            0       264,805      949,341       425,582     2,196,234
     Realized gain (loss).................      15,143      (47,192)      245,843      144,682       376,037       225,476
     Unrealized gain (loss)...............    (819,137)     176,397    (2,136,939)   1,030,245    (3,496,600)    3,034,105
                                            ----------   ----------   -----------   ----------   -----------   -----------
          Net increase (decrease) in
            contract owners' equity from
            operations....................    (830,630)     103,200    (1,180,396)   2,099,895    (1,405,361)    5,378,993
                                            ----------   ----------   -----------   ----------   -----------   -----------
Equity transactions:
  Sales:
     Contract purchase payments...........      90,510      110,532       199,319      287,789       449,012       843,108
     Transfers from fixed & other
       subaccounts........................     466,603      493,901     2,448,964    1,298,977     1,229,386     4,200,569
                                            ----------   ----------   -----------   ----------   -----------   -----------
                                               557,113      604,433     2,648,283    1,586,766     1,678,398     5,043,677
                                            ----------   ----------   -----------   ----------   -----------   -----------
  Redemptions:
     Withdrawals, surrenders & contract
       charges............................     150,644      261,509       595,420      147,101     1,178,145       504,250
     Annuity & death benefit payments.....      61,379       76,685        41,169        2,610       147,126        90,264
     Transfers to fixed & other
       subaccounts........................     254,995      490,832       978,524      672,679       857,631     1,693,204
                                            ----------   ----------   -----------   ----------   -----------   -----------
                                               467,018      829,026     1,615,113      822,390     2,182,902     2,287,718
                                            ----------   ----------   -----------   ----------   -----------   -----------
       Net equity transactions............      90,095     (224,593)    1,033,170      764,376      (504,504)    2,755,959
                                            ----------   ----------   -----------   ----------   -----------   -----------
          Net change in contract owners'
            equity........................    (740,535)    (121,393)     (147,226)   2,864,271    (1,909,865)    8,134,952
Contract owners' equity:
  Beginning of period.....................   2,845,349    2,966,742     4,586,920    1,722,649    15,238,449     7,103,497
                                            ----------   ----------   -----------   ----------   -----------   -----------
  End of period...........................  $2,104,814   $2,845,349   $ 4,439,694   $4,586,920   $13,328,584   $15,238,449
                                            ==========   ==========   ===========   ==========   ===========   ===========

                                                  S&P 500 INDEX
                                                   SUBACCOUNT
                                            -------------------------
                                               2000          1999
                                            -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
     Net investment activity..............  $   457,660   $   300,184
     Reinvested capital gains.............      166,230     1,783,851
     Realized gain (loss).................      425,688       476,383
     Unrealized gain (loss)...............   (3,321,234)    1,973,695
                                            -----------   -----------
          Net increase (decrease) in
            contract owners' equity from
            operations....................   (2,271,656)    4,534,113
                                            -----------   -----------
Equity transactions:
  Sales:
     Contract purchase payments...........      840,184     1,479,192
     Transfers from fixed & other
       subaccounts........................    1,971,231    12,478,613
                                            -----------   -----------
                                              2,811,415    13,957,805
                                            -----------   -----------
  Redemptions:
     Withdrawals, surrenders & contract
       charges............................    2,214,803     1,086,225
     Annuity & death benefit payments.....      119,478       158,447
     Transfers to fixed & other
       subaccounts........................    2,907,273     4,253,342
                                            -----------   -----------
                                              5,241,554     5,498,014
                                            -----------   -----------
       Net equity transactions............   (2,430,139)    8,459,791
                                            -----------   -----------
          Net change in contract owners'
            equity........................   (4,701,795)   12,993,904
Contract owners' equity:
  Beginning of period.....................   23,937,966    10,944,062
                                            -----------   -----------
  End of period...........................  $19,236,171   $23,937,966
                                            ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                         SOCIAL AWARENESS          BLUE CHIP          EQUITY INCOME
                                                            SUBACCOUNT             SUBACCOUNT          SUBACCOUNT
                                                       ---------------------   ------------------   -----------------
                                                         2000        1999        2000     1999(b)    2000     1999(b)
                                                       ---------   ---------   --------   -------   -------   -------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.........................  $  (3,225)  $  (2,211)  $     12     $0      $    40   $    6
     Reinvested capital gains........................          0           0         49      0            0        0
     Realized gain (loss)............................    (10,059)   (115,903)      (601)     0           (5)       0
     Unrealized gain (loss)..........................    (20,851)    155,885      7,319      0       (3,000)      34
                                                       ---------   ---------   --------     --      -------   ------
          Net increase (decrease) in contract owners'
            equity from operations...................    (34,135)     37,771      6,779      0       (2,965)      40
                                                       ---------   ---------   --------     --      -------   ------
Equity transactions:
  Sales:
     Contract purchase payments......................      9,088       6,009    150,316      0        1,012        0
     Transfers from fixed & other subaccounts........     30,555      19,537     73,310      0       15,971    3,097
                                                       ---------   ---------   --------     --      -------   ------
                                                          39,643      25,546    223,626      0       16,983    3,097
                                                       ---------   ---------   --------     --      -------   ------
  Redemptions:
     Withdrawals, surrenders & contract charges......     29,527      27,677          0      0            0        0
     Annuity & death benefit payments................     10,387       5,358          3      0           15        0
     Transfers to fixed & other subaccounts..........     76,059     248,500          0      0            0        0
                                                       ---------   ---------   --------     --      -------   ------
                                                         115,973     281,535          3      0           15        0
                                                       ---------   ---------   --------     --      -------   ------
       Net equity transactions.......................    (76,330)   (255,989)   223,623      0       16,968    3,097
                                                       ---------   ---------   --------     --      -------   ------
          Net change in contract owners' equity......   (110,465)   (218,218)   230,402      0       14,003    3,137
Contract owners' equity:
  Beginning of period................................    350,697     568,915          0      0        3,137        0
                                                       ---------   ---------   --------     --      -------   ------
  End of period......................................  $ 240,232   $ 350,697   $230,402     $0      $17,140   $3,137
                                                       =========   =========   ========     ==      =======   ======

                                                       HIGH INCOME BOND
                                                          SUBACCOUNT
                                                       -----------------
                                                        2000     1999(b)
                                                       -------   -------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.........................  $ 2,281   $   115
     Reinvested capital gains........................        0         0
     Realized gain (loss)............................   (2,566)        0
     Unrealized gain (loss)..........................   (2,015)      (52)
                                                       -------   -------
          Net increase (decrease) in contract owners'
            equity from operations...................   (2,300)       63
                                                       -------   -------
Equity transactions:
  Sales:
     Contract purchase payments......................    3,610         0
     Transfers from fixed & other subaccounts........   85,681    12,622
                                                       -------   -------
                                                        89,291    12,622
                                                       -------   -------
  Redemptions:
     Withdrawals, surrenders & contract charges......        0         0
     Annuity & death benefit payments................       13         0
     Transfers to fixed & other subaccounts..........   80,050         0
                                                       -------   -------
                                                        80,063         0
                                                       -------   -------
       Net equity transactions.......................    9,228    12,622
                                                       -------   -------
          Net change in contract owners' equity......    6,928    12,685
Contract owners' equity:
  Beginning of period................................   12,685         0
                                                       -------   -------
  End of period......................................  $19,613   $12,685
                                                       =======   =======

---------------

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                                                              DOW TARGET 10     DOW TARGET 5
                                                                                 NASDAQ     -----------------   ----------
                                                          CAPITAL GROWTH          100           NOVEMBER         JANUARY
                                                            SUBACCOUNT         SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                       ---------------------   ----------   -----------------   ----------
                                                          2000      1999(b)     2000(c)      2000     1999(a)    2000(a)
                                                       ----------   --------   ----------   -------   -------   ----------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.........................  $  (10,538)  $   (122)   $   (679)   $    39   $    15    $   192
     Reinvested capital gains........................         660     19,904           0          0         0          0
     Realized gain (loss)............................      (7,431)     1,964      (2,209)      (589)        0       (315)
     Unrealized gain (loss)..........................    (409,134)      (340)    (75,970)      (102)      101      1,314
                                                       ----------   --------    --------    -------   -------    -------
          Net increase (decrease) in contract owners'
            equity from operations...................    (426,443)    21,406     (78,858)      (652)      116      1,191
                                                       ----------   --------    --------    -------   -------    -------
Equity transactions:
  Sales:
     Contract purchase payments......................     218,673     38,558      27,951         20        10          4
     Transfers from fixed & other subaccounts........   1,448,667    145,271     291,338          0    11,710      9,967
                                                       ----------   --------    --------    -------   -------    -------
                                                        1,667,340    183,829     319,289         20    11,720      9,971
                                                       ----------   --------    --------    -------   -------    -------
  Redemptions:
     Withdrawals, surrenders & contract charges......      16,749          0           0      6,625         0          0
     Annuity & death benefit payments................       3,394          0           3          0         0          3
     Transfers to fixed & other subaccounts..........     333,928      7,144      16,340         28     4,551          0
                                                       ----------   --------    --------    -------   -------    -------
                                                          354,071      7,144      16,343      6,653     4,551          3
                                                       ----------   --------    --------    -------   -------    -------
       Net equity transactions.......................   1,313,269    176,685     302,946     (6,633)    7,169      9,968
                                                       ----------   --------    --------    -------   -------    -------
          Net change in contract owners' equity......     886,826    198,091     224,088     (7,285)    7,285     11,159
Contract owners' equity:
  Beginning of period................................     198,091          0           0      7,285         0          0
                                                       ----------   --------    --------    -------   -------    -------
  End of period......................................  $1,084,917   $198,091    $224,088    $     0   $ 7,285    $11,159
                                                       ==========   ========    ========    =======   =======    =======

                                                          DOW TARGET 5
                                                       -----------------------
                                                        FEBRUARY      APRIL
                                                       SUBACCOUNT   SUBACCOUNT
                                                       ----------   ----------
                                                        2000(a)      2000(a)
                                                       ----------   ----------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.........................    $   18        $  4
     Reinvested capital gains........................         0           0
     Realized gain (loss)............................       (14)        (25)
     Unrealized gain (loss)..........................       310          83
                                                         ------        ----
          Net increase (decrease) in contract owners'
            equity from operations...................       314          62
                                                         ------        ----
Equity transactions:
  Sales:
     Contract purchase payments......................       975         275
     Transfers from fixed & other subaccounts........         0           0
                                                         ------        ----
                                                            975         275
                                                         ------        ----
  Redemptions:
     Withdrawals, surrenders & contract charges......         0           0
     Annuity & death benefit payments................         0           0
     Transfers to fixed & other subaccounts..........         0           0
                                                         ------        ----
                                                              0           0
                                                         ------        ----
       Net equity transactions.......................       975         275
                                                         ------        ----
          Net change in contract owners' equity......     1,289         337
Contract owners' equity:
  Beginning of period................................         0           0
                                                         ------        ----
  End of period......................................    $1,289        $337
                                                         ======        ====

---------------

(a) See Note 7.

(b) Period from November 1, 1999, date of commencement of operations.

(c) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                                                      DOW TARGET 5
                                                       ---------------------------------------------------------------------------
                                                          MAY          JUNE         JULY        AUGUST     SEPTEMBER     OCTOBER
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       ----------   ----------   ----------   ----------   ----------   ----------
                                                        2000(a)      2000(a)      2000(a)      2000(a)      2000(a)      2000(a)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.........................    $   15        $ 1          $ 1         $    5        $ 0          $ 0
     Reinvested capital gains........................       (48)         0            0              0          0            0
     Realized gain (loss)............................       319          0            0             21          0            0
     Unrealized gain (loss)..........................         0          8            8            160          6            8
                                                         ------        ---          ---         ------        ---          ---
          Net increase (decrease) in contract owners'
            equity from operations...................       286          9            9            186          6            8
                                                         ------        ---          ---         ------        ---          ---
Equity transactions:
  Sales:
     Contract purchase payments......................     1,026         49           50          1,025         50           50
     Transfers from fixed & other subaccounts........         0          0            0              0          0            0
                                                         ------        ---          ---         ------        ---          ---
                                                          1,026         49           50          1,025         50           50
                                                         ------        ---          ---         ------        ---          ---
  Redemptions:
     Withdrawals, surrenders & contract charges......         0          0            0              0          0            0
     Annuity & death benefit payments................         0          0            0              0          0            0
     Transfers to fixed & other subaccounts..........         0          0            0              0          0            0
                                                         ------        ---          ---         ------        ---          ---
                                                              0          0            0              0          0            0
                                                         ------        ---          ---         ------        ---          ---
       Net equity transactions.......................     1,026         49           50          1,025         50           50
                                                         ------        ---          ---         ------        ---          ---
          Net change in contract owners' equity......     1,312         58           59          1,211         56           58
Contract owners' equity:
  Beginning of period................................         0          0            0              0          0            0
                                                         ------        ---          ---         ------        ---          ---
  End of period......................................    $1,312        $58          $59         $1,211        $56          $58
                                                         ======        ===          ===         ======        ===          ===

                                                         DOW TARGET 5
                                                       -----------------
                                                           NOVEMBER
                                                          SUBACCOUNT
                                                       -----------------
                                                        2000     1999(a)
                                                       -------   -------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.........................  $   111   $   24
     Reinvested capital gains........................        0        0
     Realized gain (loss)............................      (50)     (75)
     Unrealized gain (loss)..........................   (1,123)     (32)
                                                       -------   ------
          Net increase (decrease) in contract owners'
            equity from operations...................   (1,062)     (83)
                                                       -------   ------
Equity transactions:
  Sales:
     Contract purchase payments......................    1,028      700
     Transfers from fixed & other subaccounts........        0    7,326
                                                       -------   ------
                                                         1,028    8,026
                                                       -------   ------
  Redemptions:
     Withdrawals, surrenders & contract charges......        0        0
     Annuity & death benefit payments................       30        0
     Transfers to fixed & other subaccounts..........        0        0
                                                       -------   ------
                                                            30        0
                                                       -------   ------
       Net equity transactions.......................      998    8,026
                                                       -------   ------
          Net change in contract owners' equity......      (64)   7,943
Contract owners' equity:
  Beginning of period................................    7,943        0
                                                       -------   ------
  End of period......................................  $ 7,879   $7,943
                                                       =======   ======

---------------

(a) See Note 7.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                          DOW
                                                        TARGET 5        JANUS ASPEN SERIES INSTITUTIONAL SHARES
                                                       ----------   ------------------------------------------------
                                                        DECEMBER            GROWTH               WORLDWIDE GROWTH
                                                       SUBACCOUNT         SUBACCOUNT                SUBACCOUNT
                                                       ----------   -----------------------   ----------------------
                                                        2000(a)        2000       1999(b)        2000       1999(b)
                                                       ----------   ----------   ----------   -----------   --------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.........................     $ 0       $   46,213   $      281   $    34,477   $   (467)
     Reinvested capital gains........................       1          180,459            0       210,449          0
     Realized gain (loss)............................       0            4,080        5,243         3,258      2,566
     Unrealized gain (loss)..........................       2         (877,896)      65,747    (1,001,863)    83,099
                                                          ---       ----------   ----------   -----------   --------
          Net increase (decrease) in contract owners'
            equity from operations...................       3         (647,144)      71,271      (753,679)    85,198
                                                          ---       ----------   ----------   -----------   --------
Equity transactions:
  Sales:
     Contract purchase payments......................      50          413,935       53,702       276,764    114,377
     Transfers from fixed & other subaccounts........       0        2,979,387    1,075,866     3,683,665    627,548
                                                          ---       ----------   ----------   -----------   --------
                                                           50        3,393,322    1,129,568     3,960,429    741,925
                                                          ---       ----------   ----------   -----------   --------
  Redemptions:
     Withdrawals, surrenders & contract charges......       0           31,795            0       106,090          0
     Annuity & death benefit payments................       0           17,296          155        17,513          0
     Transfers to fixed & other subaccounts..........       0          429,847       62,310       471,494     47,605
                                                          ---       ----------   ----------   -----------   --------
                                                            0          478,938       62,465       595,097     47,605
                                                          ---       ----------   ----------   -----------   --------
       Net equity transactions.......................      50        2,914,384    1,067,103     3,365,332    694,320
                                                          ---       ----------   ----------   -----------   --------
          Net change in contract owners' equity......      53        2,267,240    1,138,374     2,611,653    779,518
Contract owners' equity:
  Beginning of period................................       0        1,138,374            0       779,518          0
                                                          ---       ----------   ----------   -----------   --------
  End of period......................................     $53       $3,405,614   $1,138,374   $ 3,391,171   $779,518
                                                          ===       ==========   ==========   ===========   ========


                                                       JANUS ASPEN SERIES INSTITUTIONAL SHARES #TU
                                                       ---------------------
                                                             BALANCED
                                                            SUBACCOUNT
                                                       ---------------------
                                                          2000      1999(b)
                                                       ----------   --------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.........................  $   93,991   $  5,565
     Reinvested capital gains........................     114,401          0
     Realized gain (loss)............................      (3,928)       356
     Unrealized gain (loss)..........................    (284,240)    21,636
                                                       ----------   --------
          Net increase (decrease) in contract owners'
            equity from operations...................     (79,776)    27,557
                                                       ----------   --------
Equity transactions:
  Sales:
     Contract purchase payments......................     154,726     70,260
     Transfers from fixed & other subaccounts........   1,822,558    591,947
                                                       ----------   --------
                                                        1,977,284    662,207
                                                       ----------   --------
  Redemptions:
     Withdrawals, surrenders & contract charges......     168,004          0
     Annuity & death benefit payments................      23,949        703
     Transfers to fixed & other subaccounts..........      71,237    122,189
                                                       ----------   --------
                                                          263,190    122,892
                                                       ----------   --------
       Net equity transactions.......................   1,714,094    539,315
                                                       ----------   --------
          Net change in contract owners' equity......   1,634,318    566,872
Contract owners' equity:
  Beginning of period................................     566,872          0
                                                       ----------   --------
  End of period......................................  $2,201,190   $566,872
                                                       ==========   ========

---------------

(a) See Note 7.

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                                        STRONG VARIABLE ANNUITY FUNDS
                                                       ---------------------------------------------------------------
                                                         OPPORTUNITY II      SCHAFER VALUE II       MID CAP GROWTH
                                                           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                       ------------------   ------------------   ---------------------
                                                         2000     1999(b)     2000     1999(b)      2000      1999(b)
                                                       --------   -------   --------   -------   ----------   --------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.........................  $   (815)  $     0   $   (952)  $    0    $   (8,676)  $    (35)
     Reinvested capital gains........................    24,338         0          0        0        98,365          0
     Realized gain (loss)............................     2,303    (1,646)        51    1,758        12,418        217
     Unrealized gain (loss)..........................   (21,841)       49      6,100       53      (380,861)     7,312
                                                       --------   -------   --------   ------    ----------   --------
          Net increase (decrease) in contract owners'
            equity from operations...................     3,985    (1,597)     5,199    1,811      (278,754)     7,494
                                                       --------   -------   --------   ------    ----------   --------
Equity transactions:
  Sales:
     Contract purchase payments......................    47,279         0     41,188        0       362,532     26,413
     Transfers from fixed & other subaccounts........   391,781    11,033    351,934    3,933     1,377,860     83,377
                                                       --------   -------   --------   ------    ----------   --------
                                                        439,060    11,033    393,122    3,933     1,740,392    109,790
                                                       --------   -------   --------   ------    ----------   --------
  Redemptions:
     Withdrawals, surrenders & contract charges......    48,384         0     48,268        0         5,648          0
     Annuity & death benefit payments................        36         0        101        0         4,207          0
     Transfers to fixed & other subaccounts..........   201,609     3,934    152,947        0       291,348      5,013
                                                       --------   -------   --------   ------    ----------   --------
                                                        250,029     3,934    201,316        0       301,203      5,013
                                                       --------   -------   --------   ------    ----------   --------
       Net equity transactions.......................   189,031     7,099    191,806    3,933     1,439,189    104,777
                                                       --------   -------   --------   ------    ----------   --------
          Net change in contract owners' equity......   193,016     5,502    197,005    5,744     1,160,435    112,271
Contract owners' equity:
  Beginning of period................................     5,502         0      5,744        0       112,271          0
                                                       --------   -------   --------   ------    ----------   --------
  End of period......................................  $198,518   $ 5,502   $202,749   $5,744    $1,272,706   $112,271
                                                       ========   =======   ========   ======    ==========   ========

                                                         MORGAN STANLEY
                                                        UNIVERSAL FUNDS
                                                       ------------------
                                                         US REAL ESTATE
                                                           SUBACCOUNT
                                                       ------------------
                                                         2000     1999(b)
                                                       --------   -------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.........................  $  2,036   $ 1,084
     Reinvested capital gains........................     1,189         0
     Realized gain (loss)............................    22,732         0
     Unrealized gain (loss)..........................    21,904     1,118
                                                       --------   -------
          Net increase (decrease) in contract owners'
            equity from operations...................    47,861     2,202
                                                       --------   -------
Equity transactions:
  Sales:
     Contract purchase payments......................    55,188         0
     Transfers from fixed & other subaccounts........   372,786    56,177
                                                       --------   -------
                                                        427,974    56,177
                                                       --------   -------
  Redemptions:
     Withdrawals, surrenders & contract charges......     5,804         0
     Annuity & death benefit payments................       125         0
     Transfers to fixed & other subaccounts..........   290,124         0
                                                       --------   -------
                                                        296,053         0
                                                       --------   -------
       Net equity transactions.......................   131,921    56,177
                                                       --------   -------
          Net change in contract owners' equity......   179,782    58,379
Contract owners' equity:
  Beginning of period................................    58,379         0
                                                       --------   -------
  End of period......................................  $238,161   $58,379
                                                       ========   =======

---------------

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                                           GOLDMAN SACHS
                                                       ------------------------------------------------------
                                                                                                  VIT CAPITAL
                                                       VIT GROWTH & INCOME   VIT CORE US EQUITY     GROWTH
                                                           SUBACCOUNT            SUBACCOUNT       SUBACCOUNT
                                                       -------------------   ------------------   -----------
                                                         2000     1999(b)      2000     1999(b)     2000(b)
                                                       --------   --------   --------   -------   -----------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.........................  $  (233)   $   170    $   (500)  $   (29)    $  (357)
     Reinvested capital gains........................        0          0         687         0       2,981
     Realized gain (loss)............................      240          0         522       225         192
     Unrealized gain (loss)..........................   (4,418)       494     (14,536)    3,467      (6,287)
                                                       -------    -------    --------   -------     -------
          Net increase (decrease) in contract owners'
            equity from operations...................   (4,411)       664     (13,827)    3,663      (3,471)
                                                       -------    -------    --------   -------     -------
Equity transactions:
  Sales:
     Contract purchase payments......................   18,072      4,500       8,099        10       6,950
     Transfers from fixed & other subaccounts........   72,742     17,116      57,440    88,511      48,766
                                                       -------    -------    --------   -------     -------
                                                        90,814     21,616      65,539    88,521      55,716
                                                       -------    -------    --------   -------     -------
  Redemptions:
     Withdrawals, surrenders & contract charges......    2,815          0       3,242         0       1,840
     Annuity & death benefit payments................       97          0       7,979         0          11
     Transfers to fixed & other subaccounts..........   15,123          0      10,036         0           0
                                                       -------    -------    --------   -------     -------
                                                        18,035          0      21,257         0       1,851
                                                       -------    -------    --------   -------     -------
       Net equity transactions.......................   72,779     21,616      44,282    88,521      53,865
                                                       -------    -------    --------   -------     -------
          Net change in contract owners' equity......   68,368     22,280      30,455    92,184      50,394
Contract owners' equity:
  Beginning of period................................   22,280          0      92,184         0           0
                                                       -------    -------    --------   -------     -------
  End of period......................................  $90,648    $22,280    $122,639   $92,184     $50,394
                                                       =======    =======    ========   =======     =======

                                                              LAZARD RETIREMENT
                                                       -------------------------------
                                                            EMERGING          SMALL
                                                             MARKET            CAP
                                                           SUBACCOUNT       SUBACCOUNT
                                                       ------------------   ----------
                                                         2000     1999(b)      2000
                                                       --------   -------   ----------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.........................  $   (331)  $    5     $   (728)
     Reinvested capital gains........................     1,962        0        1,250
     Realized gain (loss)............................    (2,148)       0          755
     Unrealized gain (loss)..........................   (16,135)     471       15,543
                                                       --------   ------     --------
          Net increase (decrease) in contract owners'
            equity from operations...................   (16,652)     476       16,820
                                                       --------   ------     --------
Equity transactions:
  Sales:
     Contract purchase payments......................        88        0       11,055
     Transfers from fixed & other subaccounts........    87,693    3,823      178,693
                                                       --------   ------     --------
                                                         87,781    3,823      189,748
                                                       --------   ------     --------
  Redemptions:
     Withdrawals, surrenders & contract charges......         5        0           46
     Annuity & death benefit payments................        18        0           26
     Transfers to fixed & other subaccounts..........    28,079        0       46,293
                                                       --------   ------     --------
                                                         28,102        0       46,365
                                                       --------   ------     --------
       Net equity transactions.......................    59,679    3,823      143,383
                                                       --------   ------     --------
          Net change in contract owners' equity......    43,027    4,299      160,203
Contract owners' equity:
  Beginning of period................................     4,299        0        7,358
                                                       --------   ------     --------
  End of period......................................  $ 47,326   $4,299     $167,561
                                                       ========   ======     ========

---------------

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                         LAZARD
                                                       RETIREMENT      PBHG           FIDELITY VIP SERVICE CL 2
                                                       ----------   ----------   ------------------------------------
                                                         SMALL        TECH &        MID
                                                          CAP          COMM         CAP       CONTRAFUND     GROWTH
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       ----------   ----------   ----------   ----------   ----------
                                                        1999(b)      2000(c)      2000(c)      2000(c)      2000(c)
                                                       ----------   ----------   ----------   ----------   ----------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.........................    $    0     $  (1,558)    $    388     $   (78)     $   (291)
     Reinvested capital gains........................         0        18,025            0           0             0
     Realized gain (loss)............................         0        10,114       (1,335)        (52)         (649)
     Unrealized gain (loss)..........................         1      (247,394)      15,856       1,704        (6,855)
                                                         ------     ---------     --------     -------      --------
          Net increase (decrease) in contract owners'
            equity from operations...................         1      (220,813)      14,909       1,574        (7,795)
                                                         ------     ---------     --------     -------      --------
Equity transactions:
  Sales:
     Contract purchase payments......................        10       229,217       93,309      68,600       139,265
     Transfers from fixed & other subaccounts........     7,347       598,878      220,611      12,983       112,504
                                                         ------     ---------     --------     -------      --------
                                                          7,357       828,095      313,920      81,583       251,769
                                                         ------     ---------     --------     -------      --------
  Redemptions:
     Withdrawals, surrenders & contract charges......         0           623            0           0           467
     Annuity & death benefit payments................         0           174           16           0             1
     Transfers to fixed & other subaccounts..........         0       140,506       17,767       1,356             0
                                                         ------     ---------     --------     -------      --------
                                                              0       141,303       17,783       1,356           468
                                                         ------     ---------     --------     -------      --------
       Net equity transactions.......................     7,357       686,792      296,137      80,227       251,301
                                                         ------     ---------     --------     -------      --------
          Net change in contract owners' equity......     7,358       465,979      311,046      81,801       243,506
Contract owners' equity:
  Beginning of period................................         0             0            0           0             0
                                                         ------     ---------     --------     -------      --------
  End of period......................................    $7,358     $ 465,979     $311,046     $81,801      $243,506
                                                         ======     =========     ========     =======      ========


                                                               JANUS SERVICE SHARES
                                                       ------------------------------------
                                                                    WORLDWIDE
                                                         GROWTH       GROWTH      BALANCED
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       ----------   ----------   ----------
                                                        2000(c)      2000(c)      2000(c)
                                                       ----------   ----------   ----------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.........................   $  1,060     $    804     $  2,172
     Reinvested capital gains........................      5,224        7,214        2,259
     Realized gain (loss)............................     (1,561)      (1,685)        (214)
     Unrealized gain (loss)..........................    (37,873)     (51,359)      (8,555)
                                                        --------     --------     --------
          Net increase (decrease) in contract owners'
            equity from operations...................    (33,150)     (45,026)      (4,338)
                                                        --------     --------     --------
Equity transactions:
  Sales:
     Contract purchase payments......................    327,354      316,802      149,864
     Transfers from fixed & other subaccounts........     15,024       10,746       14,704
                                                        --------     --------     --------
                                                         342,378      327,548      164,568
                                                        --------     --------     --------
  Redemptions:
     Withdrawals, surrenders & contract charges......          0            0        1,279
     Annuity & death benefit payments................          0            0            0
     Transfers to fixed & other subaccounts..........     13,719       42,697       12,922
                                                        --------     --------     --------
                                                          13,719       42,697       14,201
                                                        --------     --------     --------
       Net equity transactions.......................    328,659      284,851      150,367
                                                        --------     --------     --------
          Net change in contract owners' equity......    295,509      239,825      146,029
Contract owners' equity:
  Beginning of period................................          0            0            0
                                                        --------     --------     --------
  End of period......................................   $295,509     $239,825     $146,029
                                                        ========     ========     ========

---------------

(b) Period from November 1, 1999, date of commencement of operations.

(c) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account B (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Funds, Janus Aspen Series, Strong Variable Insurance Funds, Inc., Morgan Stanley Universal Funds, Inc., Goldman Sachs Variable Insurance Trust , Lazard Retirement Funds, PBHG Insurance Series Fund, Inc. and Fidelity Variable Insurance Products Funds (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves are computed for currently payable contracts according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is
   3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   Investments are valued at the net asset value of fund shares held at December 31, 2000. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   ONLIC performs investment advisory services on behalf of the Ohio National Fund, Inc. and the Dow Target Fund, in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United State of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

   At December 31, 2000 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:

                                                   MONEY                                                       CAPITAL
                                    EQUITY         MARKET          BOND           OMNI       INTERNATIONAL   APPRECIATION
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                 ------------   ------------   ------------   ------------   -------------   ------------
    Aggregate Cost.............  $46,596,586     $3,271,864     $3,334,188    $26,538,887     $26,833,103    $10,649,345
    Number of Shares...........    1,786,434        327,186        317,971      1,564,273       1,990,199        835,336


                                  SMALL CAP
                                  SUBACCOUNT
                                 ------------
    Aggregate Cost.............  $18,030,028
    Number of Shares...........      763,139

                                 INTERNATIONAL
                                     SMALL        AGGRESSIVE        CORE         GROWTH &       S&P 500         SOCIAL
                                    COMPANY         GROWTH         GROWTH         INCOME         INDEX        AWARENESS
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 -------------   ------------   ------------   ------------   ------------   ------------
    Aggregate Cost.............   $ 4,937,593     $2,638,932     $5,409,159    $13,251,532    $19,456,160    $   320,754
    Number of Shares...........       365,119        245,689        373,209        892,081      1,369,805         26,722


                                  BLUE CHIP
                                  SUBACCOUNT
                                 ------------
    Aggregate Cost.............  $   223,083
    Number of Shares...........       21,608

                                                                                                 DOW            DOW
                                    EQUITY      HIGH INCOME      CAPITAL         NASDAQ        TARGET 5       TARGET 5
                                    INCOME          BOND          GROWTH          100          JANUARY        FEBRUARY
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 ------------   ------------   ------------   ------------   ------------   ------------
    Aggregate Cost.............  $    20,106     $   21,679     $1,494,392    $   300,058    $     9,845    $       979
    Number of Shares...........        1,601          2,447         52,371         36,802          1,016            109

                                     DOW
                                   TARGET 5
                                    APRIL
                                  SUBACCOUNT
                                 ------------
    Aggregate Cost.............  $       254
    Number of Shares...........           28

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     DOW            DOW            DOW            DOW            DOW            DOW
                                   TARGET 5       TARGET 5       TARGET 5       TARGET 5       TARGET 5       TARGET 5
                                     MAY            JUNE           JULY          AUGUST       SEPTEMBER       OCTOBER
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 ------------   ------------   ------------   ------------   ------------   ------------
    Aggregate Cost.............  $       993     $       50     $       51    $     1,051    $        50    $        50
    Number of Shares...........          104              5              5            103              7              6

                                     DOW
                                   TARGET 5
                                   NOVEMBER
                                  SUBACCOUNT
                                 ------------
    Aggregate Cost.............  $     9,030
    Number of Shares...........          939

                                                                 JANUS ASPEN
                                     DOW         JANUS ASPEN    INSTITUTIONAL    JANUS ASPEN                        STRONG
                                   TARGET 5     INSTITUTIONAL     WORLDWIDE     INSTITUTIONAL       STRONG         SCHAFER
                                   DECEMBER        GROWTH          GROWTH         BALANCED      OPPORTUNITY II     VALUE II
                                  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                 ------------   -------------   -------------   -------------   --------------   ------------
    Aggregate Cost.............  $        51     $4,217,763      $4,309,935      $ 2,463,794      $   220,310    $   196,597
    Number of Shares...........            5        128,610          91,703           90,547            8,292         20,710


                                    STRONG
                                   MID-CAP
                                    GROWTH
                                  SUBACCOUNT
                                 ------------
    Aggregate Cost.............  $ 1,646,254
    Number of Shares...........       53,791

                                                  GOLDMAN
                                    MORGAN       SACHS VIT       GOLDMAN         GOLDMAN          LAZARD         LAZARD
                                  STANLEY US      GROWTH &      SACHS CORE      SACHS VIT        EMERGING        SMALL
                                 REAL ESTATE       INCOME       US EQUITY     CAPITAL GROWTH      MARKET          CAP
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                 ------------   ------------   ------------   --------------   ------------   ------------
    Aggregate Cost.............  $   215,138     $   94,572     $  133,707      $    56,681    $    62,990    $   152,017
    Number of Shares...........       20,692          8,767          9,827            4,168          6,235         14,260


                                  PBHG TECH
                                    & COMM
                                  SUBACCOUNT
                                 ------------
    Aggregate Cost.............  $   713,373
    Number of Shares...........       18,812

                                                                                              JANUS ASPEN
                                 FIDELITY VIP   FIDELITY VIP      FIDELITY     JANUS ASPEN      SERVICE      JANUS ASPEN
                                 SERVICE CL 2   SERVICE CL 2    SERVICE CL 2     SERVICE       WORLDWIDE       SERVICE
                                 MID-CAP III    CONTRAFUND II      GROWTH         GROWTH         GROWTH        BALANCED
                                  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 ------------   -------------   ------------   ------------   ------------   ------------
    Aggregate Cost.............  $   295,190     $   80,097      $  250,361    $   333,382    $   291,184    $   154,584
    Number of Shares...........       15,398          3,460           5,607         11,211          6,522          5,856


    Aggregate Cost.............
    Number of Shares...........

(3) CONTRACTS IN ACCUMULATION PERIOD

   At December 31, 2000 the accumulation units and value per unit of the respective subaccounts and products were:

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
EQUITY SUBACCOUNT
   Combination..............................................      10,607.1668         161.853196      $ 1,716,804
   Back Load................................................         777.3642          82.398661      $    64,054
   Top I....................................................      10,553.2740          71.509397      $   754,658
   Top Tradition............................................     485,302.8818          60.339288      $29,282,830
   Top Plus.................................................     435,098.9988          20.288788      $ 8,827,632
MONEY MARKET SUBACCOUNT
   VIA......................................................       6,758.4787          30.858557      $   208,558
   Top I....................................................       4,191.3780          23.400294      $    98,079
   Top Tradition............................................      54,882.3910          21.053464      $ 1,155,464
   Top Plus.................................................      69,764.2854          13.516943      $   943,000
BOND SUBACCOUNT
   Top I....................................................         712.0419          32.517141      $    23,153
   Top Tradition............................................      74,173.8344          27.231337      $ 2,019,853
   Top Plus.................................................      77,325.2519          13.511940      $ 1,044,814
OMNI SUBACCOUNT
     Top I..................................................      18,791.4495          37.613517      $   706,813
     Top Tradition..........................................     461,399.0718          37.376450      $17,245,459
     Top Plus...............................................     367,136.1318          15.738754      $ 5,778,265

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
INTERNATIONAL SUBACCOUNT
     Top I..................................................       7,753.7657          22.017499      $   170,718
     Top Tradition..........................................     680,016.8396          22.017499      $14,972,270
     Top Plus...............................................     430,991.3272          19.499102      $ 8,403,944
CAPITAL APPRECIATION SUBACCOUNT
     Top I..................................................       1,332.3278          21.281994      $    28,354
     Top Tradition..........................................     310,190.8823          21.281994      $ 6,601,481
     Top Plus...............................................     212,034.4375          23.867775      $ 5,060,790
SMALL CAP SUBACCOUNT
     Top I..................................................       1,253.4286          29.893355      $    37,469
     Top Tradition..........................................     286,082.9700          29.893355      $ 8,551,980
     Top Plus...............................................     211,332.0923          39.316003      $ 8,308,733
INTERNATIONAL SMALL CO. SUBACCOUNT
     Top I..................................................          22.7025          18.062290      $       410
     Top Tradition..........................................     124,692.7125          18.062290      $ 2,252,236
     Top Plus...............................................     133,455.0123          19.486046      $ 2,600,511
AGGRESSIVE GROWTH SUBACCOUNT
     Top Tradition..........................................     101,865.8908           9.339276      $   951,354
     Top Plus...............................................     101,820.0989          11.328412      $ 1,153,460
CORE GROWTH SUBACCOUNT
     Top I..................................................         615.1341          11.612578      $     7,143
     Top Tradition..........................................     177,009.4248          17.199343      $ 3,044,446
     Top Plus...............................................      80,072.0951          17.335694      $ 1,388,105
GROWTH & INCOME SUBACCOUNT
     Top I..................................................       3,577.3942          11.965743      $    42,806
     Top Tradition..........................................     356,052.2738          20.830667      $ 7,416,806
     Top Plus...............................................     287,493.8942          20.995669      $ 5,847,166
S&P 500 INDEX SUBACCOUNT
     Top I..................................................       6,418.5493           9.914556      $    63,637
     Top Tradition..........................................     572,517.8477          18.609337      $10,654,178
     Top Plus...............................................     444,222.5728          18.756672      $ 8,332,137
SOCIAL AWARENESS SUBACCOUNT
     Top I..................................................       1,051.5880           9.796345      $    10,302
     Top Tradition..........................................      12,368.4494           9.577874      $   118,463
     Top Plus...............................................      11,546.4891           9.653780      $   111,467
BLUE CHIP SUBACCOUNT
     Top I..................................................       1,049.5580          10.356214      $    10,869
     Top Tradition..........................................      19,912.2802          10.356214      $   206,216
     Top Plus...............................................       1,282.9317          10.380054      $    13,317
EQUITY INCOME SUBACCOUNT
     Top Tradition..........................................       1,375.3944           9.446303      $    12,993
     Top Plus...............................................         438.0124           9.468049      $     4,147
HIGH INCOME SUBACCOUNT
     Top Tradition..........................................         473.4287           9.451224      $     4,475
     Top Plus...............................................       1,598.0436           9.472975      $    15,138

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
CAPITAL GROWTH SUBACCOUNT
     Top Tradition..........................................      82,910.8087          10.389701      $   861,418
     Top Plus...............................................      21,462.1083          10.413649      $   223,499
NASDAQ 100 SUBACCOUNT
     Top Tradition..........................................      17,683.0333             6.0449      $   106,892
     Top Plus...............................................      19,362.2622             6.0528      $   117,196
DOW TARGET 5 JANUARY SUBACCOUNT
     Top Tradition..........................................         996.8402          11.194408      $    11,159
DOW TARGET 5 FEBRUARY SUBACCOUNT
     Top Tradition..........................................         106.8331          12.069679      $     1,289
DOW TARGET 5 APRIL SUBACCOUNT
     Top Tradition..........................................          27.2515          12.349621      $       337
DOW TARGET 5 MAY SUBACCOUNT
     Top Tradition..........................................         102.5309          12.799982      $     1,312
DOW TARGET 5 JUNE SUBACCOUNT
     Top Tradition..........................................           4.9938          11.660117      $        58
DOW TARGET 5 JULY SUBACCOUNT
     Top Tradition..........................................           5.0000          11.760223      $        59
DOW TARGET 5 AUGUST SUBACCOUNT
     Top Tradition..........................................         102.7147          11.787825      $     1,211
DOW TARGET 5 SEPTEMBER SUBACCOUNT
     Top Tradition..........................................           4.8505          11.622611      $        56
DOW TARGET 5 OCTOBER SUBACCOUNT
     Top Tradition..........................................           4.6959          12.440161      $        58
DOW TARGET 5 NOVEMBER SUBACCOUNT
     Top Tradition..........................................         194.0086           8.540946      $     1,657
     Top Plus...............................................         726.7960           8.560591      $     6,222
DOW TARGET 5 DECEMBER SUBACCOUNT
     Top Tradition..........................................           4.9826          10.595121      $        53
JANUS ASPEN INSTITUTIONAL GROWTH SUBACCOUNT
     Top I..................................................       1,602.4245           9.852763      $    15,789
     Top Tradition..........................................     215,149.0336           9.852763      $ 2,119,812
     Top Plus...............................................     128,603.0892           9.875450      $ 1,270,013
JANUS ASPEN INSTITUTIONAL WORLDWIDE GROWTH SUBACCOUNT
     Top I..................................................       6,449.1890          11.031902      $    71,147
     Top Tradition..........................................     185,163.4710          11.031902      $ 2,042,705
     Top Plus...............................................     115,518.4123          11.057279      $ 1,277,319
JANUS ASPEN INSTITUTIONAL BALANCED SUBACCOUNT
     Top I..................................................       7,964.5430          10.657989      $    84,885
     Top Tradition..........................................     134,438.1673          10.657989      $ 1,432,841
     Top Plus...............................................      63,979.6535          10.682514      $   683,464
STRONG OPPORTUNITY II SUBACCOUNT
     Top I..................................................         336.7661          11.765451      $     3,963
     Top Tradition..........................................       7,604.6571          11.765451      $    89,472
     Top Plus...............................................       8,911.0182          11.792516      $   105,083

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
STRONG SCHEMER VALUE II SUBACCOUNT
     Top Tradition..........................................      14,970.6992          10.968728      $   164,209
     Top Plus...............................................       3,505.5311          10.993977      $    38,540
STRONG MID-CAP GROWTH II SUBACCOUNT
     Top Tradition..........................................      72,369.0898          10.880657      $   787,424
     Top Plus...............................................      44,497.9521          10.905725      $   485,282
MORGAN STANLEY US REAL ESTATE SUBACCOUNT
     Top Tradition..........................................      16,383.0542          12.974045      $   212,555
     Top Plus...............................................       1,969.1267          13.003900      $    25,606
GOLDMAN SACHS VIT GROWTH & INCOME SUBACCOUNT
     Top Tradition..........................................       7,956.9802           9.901207      $    78,784
     Top Plus...............................................       1,195.4970           9.923988      $    11,864
GOLDMAN SACHS VIT CORE US EQUITY SUBACCOUNT
     Top I..................................................       2,215.2658           9.767104      $    21,637
     Top Tradition..........................................       7,309.0894           9.767104      $    71,389
     Top Plus...............................................       3,024.9989           9.789574      $    29,613
GOLDMAN SACHS VIT CAPITAL GROW SUBACCOUNT
     Top Tradition..........................................       4,319.4085          10.175293      $    43,952
     Top Plus...............................................         631.6909          10.198702      $     6,442
LAZARD EMERGING MARKET SUBACCOUNT
     Top Tradition..........................................       3,737.4051           8.901738      $    33,270
     Top Plus...............................................       1,575.4345           8.922265      $    14,056
LAZARD SMALL CAP SUBACCOUNT
     Top Tradition..........................................      11,265.0900          12.617728      $   142,140
     Top Plus...............................................       2,010.0646          12.646744      $    25,421
PBHG TECH & COM SUBACCOUNT
     Top Tradition..........................................      60,363.1066           5.343997      $   322,580
     Top Plus...............................................      26,798.2365           5.351043      $   143,399
FIDELITY VIP SERVICE CL 2 MID-CAP III SUBACCOUNT
     Top Tradition..........................................      21,875.2668          11.168117      $   244,305
     Top Plus...............................................       5,968.1632          11.182762      $    66,741
FIDELITY VIP SERVICE CL 2 CONTRAFUND II SUBACCOUNT
     Top Tradition..........................................       8,703.3943           9.243470      $    80,450
     Top Plus...............................................         145.9721           9.255605      $     1,351
FIDELITY VIP SERVICE CL 2 SUBACCOUNT
     Top Tradition..........................................      23,135.2614           8.470720      $   195,973
     Top Plus...............................................       5,604.1174           8.481848      $    47,533
JANUS ASPEN SERVICE GROWTH SUBACCOUNT
     Top Tradition..........................................      24,536.1496           8.091770      $   198,541
     Top Plus...............................................      11,967.8393           8.102399      $    96,968
JANUS ASPEN SERVICE WORLDWIDE GROWTH SUBACCOUNT
   Top Tradition............................................      16,459.9935           7.996944      $   131,629
   Top Plus.................................................      13,511.8497           8.007454      $   108,196

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
JANUS ASPEN SERVICE BALANCED SUBACCOUNT
   Top Tradition............................................       4,257.7806           9.739381      $    41,468
   Top Plus.................................................      10,721.8478           9.752162      $   104,561

(4) RISK AND ADMINISTRATIVE EXPENSE

   ONLIC charges the Account's assets at the end of each day, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

   Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.25% for mortality and expense risk on an annual basis.

   The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost of those terms.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5) CONTRACT CHARGES

   No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 6% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

   A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

   State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

   Each year on the contract anniversary (or at the time of surrender of the contract), ONLIC will deduct a contract administration charge of $35 from the accumulation value to reimburse it for the expenses relating to the maintenance of the contract. Total contract charges for the Account amounted to approximately $85,000 during 2000.

(6) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(7)DOW TARGET FUNDS

   Dow Target 10 January Period from January 3, 2000 date of commencement of operations
   Dow Target 10 February Period from February 1, 2000 date of commencement of operations
   Dow Target 10 March Period from March 1, 2000 date of commencement of operations
   Dow Target 10 April Period from April 3, 2000 date of commencement of operations
   Dow Target 10 May Period from May 1, 2000 date of commencement of operations Dow Target 10 June Period from June 1, 2000 date of commencement of operations
   Dow Target 10 July Period from July 3, 2000 date of commencement of operations
   Dow Target 10 August Period from August 1, 2000 date of commencement of operations
   Dow Target 10 September Period from September 1, 2000 date of commencement of operations
   Dow Target 10 October Period from October 2, 2000 date of commencement of operations
   Dow Target 10 November Period from November 1, 1999 date of commencement of operations
   Dow Target 10 December Period from December 1, 1999 date of commencement of operations
   Dow Target 5 January Period from January 3, 2000 date of commencement of operations
   Dow Target 5 February Period from February 1, 2000 date of commencement of operations
   Dow Target 5 March Period from March 1, 2000 date of commencement of operations
   Dow Target 5 April Period from April 3, 2000 date of commencement of operations
   Dow Target 5 May Period from May 1, 2000 date of commencement of operations Dow Target 5 June Period from June 1, 2000 date of commencement of operations Dow Target 5 July Period from July 3, 2000 date of commencement of operations Dow Target 5 August Period from August 1, 2000 date of commencement of operations
   Dow Target 5 September Period from September 1, 2000 date of commencement of operations
   Dow Target 5 October Period from October 2, 2000 date of commencement of operations
   Dow Target 5 November Period from November 1, 1999 date of commencement of operations
   Dow Target 5 December Period from December 1, 1999 date of commencement of operations

(8) NEW ACCOUNTING PRONOUNCEMENTS

   In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires Separate Accounts presenting financial statements in conformity with accounting principles generally accepted in the United States of America to disclose financial highlights which include expense ratios and total return. Pursuant to the effective date of the Guide, the Account will present such financial highlights in 2001. The adoption of the guide will have no financial impact on the Account.

OHIO NATIONAL VARIABLE ACCOUNT B

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of
The Ohio National Life Insurance Company and Contract Owners of Ohio National
Variable Account B:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account B (comprised of the sub-accounts listed in note 2) (collectively, "the Accounts") as of December 31, 2000 and the related statements of operations and changes in contract owners' equity for each of the periods indicated herein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of its operations and its changes in contract owners' equity for each of the years indicated herein in conformity with accounting principles generally accepted in the United States of America.

Columbus, Ohio
February 16, 2001

                        OHIO NATIONAL VARIABLE ACCOUNT B


                                    FORM N-4


                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are to be included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG LLP dated February 16, 2001

      Statements of Assets and Contract Owners' Equity dated December 31, 2000

      Statement of Operations for the Years Ended December 31, 2000 and 1999

      Statement of Changes in Contract Owners' Equity for the Years Ended December 31, 2000 and 1999

      Notes to Financial Statements dated December 31, 2000

      Schedules of Changes in Unit Values for the Years Ended December 31, 2000 and 1999

The following consolidated financial statements of the Depositor and its subsidiaries are also to be included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG LLP dated January 26, 2001

      Consolidated Balance Sheets dated December 31, 2000 and 1999

      Consolidated Statements of Income for the Years Ended December 31, 2000, 1999 and 1998

      Consolidated Statements of Equity for the Years Ended December 31, 2000, 1999 and 1998

      Consolidated Statements of Cash Flows for the Years Ended December 31, 2000, 1999 and 1998

      Notes to Consolidated Financial Statements dated December 31, 2000, 1999 and 1998

The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

      Accumulation Unit Values for Prior Contracts

Consents of the Following Persons:

      KPMG LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78653).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91214).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91214).

      (3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of Post-effective Amendment no. 23 of Ohio National Variable Account A registration statement on Form N-4 on April 27, 1998 (File no. 2-91213).

      (4)    Combination Annuity Contract, Form 90-VB-1, was filed as Exhibit
             (4) of the Registrant's Form N-4, post effective Amendment no. 9 on February 27, 1991 (File No. 2-91214).

      (5)(a) Variable Annuity Application, Form V-4890B, was filed as Exhibit
             (5)(a) of the Registrant's Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91214).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account A registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213) and Exhibit (8)(a) of Ohio National Variable Account A registration statement on Form N-4, Post-effective Amendment no. 2 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Individual Underwriting
                                   Operations

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Senior Vice President, Investments

Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President & Treasurer


Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B.                        Director
Buyniski Gluckman
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Senior Vice President, Investments


George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243


Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                     Senior Vice President and Actuary

Robert W. Conway*                  Vice President, PGA Marketing Eastern
                                   Division

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer


Anthony G. Esposito*               Vice President, Human Resources &
                                   Corporate Services


Michael J. Ferry*                  Vice President, Information Systems


Jerry A. Grundhofer                Director
601 Second Avenue, Suite 2906
Minneapolis, Minnesota 55402

Diane S. Hagenbuch*                Vice President, Corporate Relations &
                                   Communications


Michael F. Haverkamp*              Vice President and Counsel

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

William J. McFadden*              Vice President, PGA Marketing Western Division




James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Thomas O. Olson*                  Vice President, Chief Underwriting Officer

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Executive Vice President,
                                  Strategic Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing

J. Donald Richardson*             Senior Regional Vice President


Arthur J. Roberts*                Vice President, Controller


D. Gates Smith*                   Director and Executive Vice President,
                                  Agency & Group

Michael D. Stohler*               Vice President, Mortgages and Real Estate

Stuart G. Summers*                Director and Executive Vice President and
                                  General Counsel


Barbara A. Turner*                Vice President, Broker Dealer Operations


Dennis C. Twarogowski*            Vice President, Career Marketing




Dr. David S. Williams*            Vice President and Medical Director



*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------





-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000

-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         R. Dolan          Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           T. Backus

Treas. & Dir.       J. Sander         VP & Dir.           J. Miller

Vice Pres.          C. Carlson        Sr. VP              T. Barefield

                                      Secretary & Dir.    R. Benedict

                                      Treasurer &         B. Turner
                                      Compliance Officer

                                      Asst. Secy.         M. Haverkamp

                                      Asst. Treas.        L. Weiler

-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        C. Carlson                                               Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         D. Twarogowski
VP & Dir.           M. Stohler                                               Sr. VP                 T. Barefield
                                   Secy. & Dir.        M. Haverkamp          Sr. Vice Pres.         A. Bowen
Dir.                D. O'Maley                                               Sr. Vice Pres.         D. Cook
Dir.                J. Palmer      Treasurer &         B. Turner             Sr. Vice Pres.         G. Smith
                                   Compliance Director                       Vice Pres. & Treas.    R. Broadwell
                                                                             Vice President         M. Boedeker
Treasurer           D. Taney                                                 Vice President         T. Backus
                                                                             Vice President         G. Pearson
Secretary           R. Benedict                                              Vice President         M. Stohler
                                                                             Vice Pres.             J. Houser
VP                  S. Komrska                                               Vice President         D. Twarogowski
VP                  J. Martin                                                VP & Secy.             R. Benedict
                                                                             Asst. Secy.            J. Fischer
                                                                             Asst. Actuary          K. Flischel
-------------------------------    ------------------------------            -----------------------------------
                                                                                       SEPARATE ACCOUNT
                                                                             -----------------------------------
                                                                                              R
                                                                                             ---
                                   = Advisor to  Advisor to =
                 --------------------------------------------------------
------------------                    --------------------------------          --------------------------------
ONE FUND, INC.                        O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVERSIFIED               A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                           ----- Vice President      M. Boedeker
                                      VP & Dir.           G. Smith              Vice President      T. Barefield
Vice Pres.          T. Barefield      VP & Dir.           D. Twarogowski
Treasurer           D. Taney          Treasurer           D. Taney              Treasurer           D. Taney
Secy. & Dir.        R. Benedict                                         --------Secy. & Dir.        R. Benedict
Director            R. Love           Secretary & Dir.    M. Haverkamp          Director            R. Love
Director            J. Bushman                                                  Director            J. Bushman
Director            G. Vredeveld                                                Director            G. Vredeveld
                                                                                Sr. VP              T. Barefield



---------------------------------     --------------------------------            ---------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27.  NUMBER OF CONTRACTOWNERS


As of September 28, 2001 the Registrant's contracts were owned by 6,586 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                       Position with ONEQ
      ----                       -----------------------

      David B. O'Maley           Chairman and Director
      John J. Palmer             President & Chief Executive Officer and
                                 Director
      Thomas A. Barefield        Senior Vice President
      Trudy K. Backus            Vice President and Director
      Ronald L. Benedict         Secretary and Director
      Barbara A. Turner          Operations Vice President, Treasurer
                                 and Compliance Officer
      James I. Miller II         Vice President and Director

The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting       Compensation
Discounts and          on Redemption         Brokerage
Commissions           or Annuitization      Commissions   Compensation
-----------           ----------------      -----------   ------------
$605,953                   None                 None          None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

         Firstar Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202

(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 3L.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, was furnished in the Registrant's Form N-4, Post-effective Amendment no. 21, on April 25, 1997.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account B certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 19th day of October, 2001.


                              OHIO NATIONAL VARIABLE ACCOUNT B
                                     (Registrant)

                              By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                              By /s/ John J. Palmer
                                _____________________________________________
                                John J. Palmer, Executive Vice President,
                                              Strategic Initiatives

Attest:


/s/Ronald L. Benedict
____________________________________
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 19th day of October, 2001.


                              THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                              By /s/John J. Palmer
                                _______________________________________________
                                John J. Palmer, Executive Vice President,
                                                 Strategic Initiatives

Attest:


/s/Ronald L. Benedict
_________________________________
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                             Date
---------                                  -----                             ----
 s/David B. O'Maley                        Chairman, President,              October 19, 2001
--------------------------------           Chief Executive Officer
 David B. O'Maley                          and Director


*s/Dale P. Brown                           Director                          October 19, 2001
--------------------------------
 Dale P. Brown


*s/Jack E. Brown                           Director                          October 19, 2001
--------------------------------
 Jack E. Brown


*s/William R. Burleigh                     Director                          October 19, 2001
--------------------------------
 William R. Burleigh


*s/Victoria B. Buyniski Gluckman           Director                          October 19, 2001
--------------------------------
 Victoria B. Buyniski Gluckman


                                           Director
--------------------------------
George E. Castrucci


*s/Raymond R. Clark                        Director                          October 19, 2001
--------------------------------
 Raymond R. Clark


 s/Ronald J. Dolan                         Director                          October 19, 2001
--------------------------------
 Ronald J. Dolan


                                           Director
--------------------------------
Jerry A. Grundhofer


                                           Director
--------------------------------
 John W. Hayden


*s/James F. Orr                            Director                          October 19, 2001
--------------------------------
 James F. Orr


 s/John J. Palmer                          Director                          October 19, 2001
--------------------------------
 John J. Palmer


 s/D. Gates Smith                          Director                          October 19, 2001
--------------------------------
 D. Gates Smith


 s/Stuart G. Summers                       Director                          October 19, 2001
--------------------------------
 Stuart G. Summers

By s/ John J. Palmer
-------------------------------

   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                               Page Number in
Exhibit                                                        Sequential
Number           Description                                   Numbering System

                 Consent of KPMG LLP

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account B:



We consent to use of our reports for the Ohio National Variable Account B dated February 16, 2001 and The Ohio National Life Insurance Company and subsidiaries dated January 26, 2001 included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information in Post-effective Amendment No. 29 to File No. 2-91214.

KPMG LLP




Columbus, Ohio
October 19, 2001